Short-Term Investment-Grade Portfolio
Schedule of Investments (unaudited)
As of March 31, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (10.5%)
U.S. Government Securities (10.5%)
	United States Treasury Note/Bond	0.750%	4/30/26	13,319	12,857
	United States Treasury Note/Bond	3.625%	5/15/26	16,000	15,927
	United States Treasury Note/Bond	0.750%	5/31/26	26,435	25,452
	United States Treasury Note/Bond	4.625%	6/30/26	18,000	18,132
[1]	United States Treasury Note/Bond	4.375%	7/31/26	14,400	14,472
	United States Treasury Note/Bond	4.375%	8/15/26	6,500	6,534
	United States Treasury Note/Bond	4.125%	1/31/27	6,800	6,823
	United States Treasury Note/Bond	0.500%	4/30/27	6,200	5,781
	United States Treasury Note/Bond	4.500%	5/15/27	10,882	11,011
	United States Treasury Note/Bond	4.375%	7/15/27	2,878	2,908
	United States Treasury Note/Bond	0.375%	7/31/27	10,800	9,958
	United States Treasury Note/Bond	2.750%	7/31/27	8,000	7,796
	United States Treasury Note/Bond	0.625%	11/30/27	8,012	7,355
	United States Treasury Note/Bond	4.250%	1/15/28	8,818	8,901
	United States Treasury Note/Bond	1.250%	4/30/28	8,500	7,855
	United States Treasury Note/Bond	1.250%	5/31/28	5,500	5,070
	United States Treasury Note/Bond	1.000%	7/31/28	5,500	5,005
	United States Treasury Note/Bond	1.125%	8/31/28	5,400	4,924
	United States Treasury Note/Bond	4.375%	8/31/28	3,950	4,008
[2,3]	United States Treasury Note/Bond	1.250%	9/30/28	12,777	11,675
	United States Treasury Note/Bond	1.500%	11/30/28	11,000	10,101
	United States Treasury Note/Bond	1.375%	12/31/28	8,500	7,754
	United States Treasury Note/Bond	4.250%	2/28/29	10,500	10,625
	United States Treasury Note/Bond	2.375%	3/31/29	10,220	9,637
	United States Treasury Note/Bond	4.375%	12/31/29	10,847	11,044
	United States Treasury Note/Bond	4.250%	1/31/30	13,065	13,234
Total U.S. Government and Agency Obligations (Cost $253,735)					254,839
Asset-Backed/Commercial Mortgage-Backed Securities (4.7%)
[4,5]	Ally Auto Receivables Trust Class B Series 2023-1	5.760%	1/15/29	250	256
[5]	Ally Auto Receivables Trust Class B Series 2024-1	5.160%	10/15/29	200	203
[4,5]	Ally Auto Receivables Trust Class C Series 2023-1	5.960%	3/15/29	200	204
[5]	Ally Auto Receivables Trust Class C Series 2024-1	5.410%	11/15/29	140	142
[4,5]	Ally Auto Receivables Trust Class D Series 2023-1	6.740%	4/15/34	130	134
[4,5]	Ally Auto Receivables Trust Class D Series 2023-A	7.330%	1/17/34	140	146
[4,5]	Ally Auto Receivables Trust Class D Series 2024-1	5.800%	2/16/32	140	142
[4,5]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.970%	9/15/32	243	244
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/32	174	177
[4,5]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-B	5.117%	9/15/32	209	210
[4,5]	American Heritage Auto Receivables Trust Class A4 Series 2024-1A	5.070%	6/17/30	200	202
[4,5]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	83	82
[4,5]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	100	100
[5]	AmeriCredit Automobile Receivables Trust Class B Series 2024-1	5.380%	6/18/29	920	935
[5]	AmeriCredit Automobile Receivables Trust Class C Series 2023-2	6.000%	7/18/29	400	413
[4,5]	AMSR Trust Class A Series 2024-SFR2	4.150%	11/17/41	750	727
[4,5]	AMSR Trust Class B Series 2024-SFR2	4.150%	11/17/41	490	469
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-5A	5.780%	4/20/28	110	112
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-7A	5.900%	8/21/28	100	103
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2023-8A	6.020%	2/20/30	510	532
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-1A	5.360%	6/20/30	480	490
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2024-3A	5.230%	12/20/30	410	416
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class B Series 2024-3A	5.580%	12/20/30	240	243
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2022-5A	6.240%	4/20/27	120	120
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-1A	6.230%	4/20/29	200	202
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/27	100	100
[5,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.332%	9/15/48	40	36
[5,6]	Banc of America Funding Trust Class 2A2 Series 2006-H	5.195%	9/20/46	54	44
[5]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/52	360	330
[5]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/62	530	488
[5]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	150	146

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	30	29
[5]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	400	380
[5,6]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/61	60	59
[5]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/52	240	232
[5]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	270	262
[4,5]	Bank of America Auto Trust Class A4 Series 2023-1A	5.390%	7/16/29	130	132
[5]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	110	107
[5]	BANK5 Class A3 Series 2024-5YR7	5.769%	6/15/57	1,430	1,478
[5]	BANK5 Class A3 Series 2024-5YR9	5.614%	8/15/57	1,020	1,049
[5]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/52	440	421
[5]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/52	120	111
[4,5]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/28	160	162
[4,5]	Bayview Opportunity Master Fund VII Trust Class C Series 2024-SN1	5.830%	12/15/28	180	183
[4,5]	Bayview Opportunity Master Fund VII Trust Class D Series 2024-SN1	6.360%	7/16/29	210	215
[5]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/55	116	114
[5]	BBCMS Mortgage Trust Class A3 Series 2024-5C29	5.208%	9/15/57	220	223
[5]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/51	560	552
[5,6]	BBCMS Mortgage Trust Class AS Series 2024-5C25	6.358%	3/15/57	450	467
[5,6]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	4.321%	5/25/47	76	69
[5,6]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	4.414%	10/25/36	69	61
[5]	Benchmark Mortgage Trust Class A3 Series 2024-V6	5.926%	3/15/57	500	519
[5,6]	Benchmark Mortgage Trust Class A3 Series 2024-V8	6.189%	7/15/57	590	618
[5]	Benchmark Mortgage Trust Class A3 Series 2024-V10	5.277%	9/15/57	290	295
[5]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	100	97
[5,6]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	560	543
[5]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/57	530	545
[5,6]	BMO Mortgage Trust Class A3 Series 2024-5C4	6.526%	5/15/57	350	371
[5,6]	BMO Mortgage Trust Class A3 Series 2024-5C8	5.625%	12/15/57	620	638
[4,5,6]	Capital Street Master Trust Class A Series 2024-1, SOFR30A + 1.350%	5.699%	10/16/28	180	180
[5]	CarMax Auto Owner Trust Class A4 Series 2024-4	4.640%	4/15/30	320	321
[5]	CarMax Auto Owner Trust Class B Series 2024-4	4.820%	5/15/30	100	100
[5]	CarMax Auto Owner Trust Class B Series 2025-1	5.110%	9/16/30	70	71
[5]	CarMax Auto Owner Trust Class C Series 2024-3	5.280%	3/15/30	100	101
[5]	CarMax Auto Owner Trust Class C Series 2024-4	4.970%	6/17/30	110	110
[5]	CarMax Auto Owner Trust Class C Series 2025-1	5.260%	10/15/30	120	122
[5]	CarMax Auto Owner Trust Class D Series 2024-3	5.670%	1/15/31	70	71
[5]	CarMax Auto Owner Trust Class D Series 2024-4	5.360%	8/15/31	90	90
[5]	CarMax Auto Owner Trust Class D Series 2025-1	5.600%	7/15/31	110	112
[5]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/27	290	283
[5]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/51	590	575
[5]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	95	91
[5]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	110	105
[5,6]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	210	201
[5,6]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	90	86
[5,6]	CD Mortgage Trust Class AS Series 2017-CD5	3.684%	8/15/50	160	153
[5,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	40	28
[5,6]	CD Mortgage Trust Class C Series 2018-CD7	4.841%	8/15/51	90	81
[5]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	102	100
[4,5]	Chase Auto Owner Trust Class A4 Series 2024-1A	5.050%	10/25/29	250	255
[4,5]	Chase Auto Owner Trust Class B Series 2024-1A	5.160%	11/26/29	70	71
[4,5]	Chase Auto Owner Trust Class B Series 2024-3A	5.280%	1/25/30	170	173
[4,5]	Chase Auto Owner Trust Class B Series 2024-4A	5.230%	4/25/30	280	285
[4,5]	Chase Auto Owner Trust Class C Series 2024-1A	5.360%	1/25/30	70	71
[4,5]	Chase Auto Owner Trust Class C Series 2024-3A	5.410%	2/28/30	110	112
[4,5]	Chase Auto Owner Trust Class C Series 2024-4A	5.460%	7/25/30	300	306
[4,5]	Chase Auto Owner Trust Class C Series 2024-5A	4.620%	8/26/30	160	158
[4,5]	Chase Auto Owner Trust Class D Series 2024-1A	5.870%	6/25/31	100	102
[4,5]	Chase Auto Owner Trust Class D Series 2024-3A	5.870%	9/25/31	350	356
[5,6]	CHL Mortgage Pass Through Trust Class 1A1 Series 2006-HYB1	4.974%	3/20/36	52	48
[5,6]	CHL Mortgage Pass Through Trust Class 3A1 Series 2007-HYB2	4.358%	2/25/47	63	55
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	60	58
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	312	310
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	195	189
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/51	210	205
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-C7	3.102%	12/15/72	850	787
[5]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	140	127
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.582%	9/10/58	100	84
[5,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.254%	9/15/50	50	43
[5,6]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	5.286%	7/25/37	31	27
[4,5]	Citizens Auto Receivables Trust Class A4 Series 2024-1	5.030%	10/15/30	150	152

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	CLI Funding IX LLC Class A Series 2024-1A	5.630%	7/20/49	892	899
[4,5]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	25	24
[5]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C17	2.763%	9/15/52	60	55
[5]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	123	120
[5,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.362%	8/15/48	140	123
[4,5]	DB Master Finance LLC Class A23 Series 2019-1A	4.352%	5/20/49	246	239
[5]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	130	125
[5]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/53	520	450
[4,5]	Dell Equipment Finance Trust Class B Series 2024-2	4.820%	8/22/30	100	100
[4,5]	Dell Equipment Finance Trust Class C Series 2024-2	4.990%	8/22/30	100	101
[4,5]	Dell Equipment Finance Trust Class D Series 2024-2	5.290%	2/24/31	100	100
[4,5]	DLLAA LLC Class A4 Series 2023-1A	5.730%	10/20/31	110	113
[4,5]	DLLST LLC Class A4 Series 2024-1A	4.930%	4/22/30	50	50
[4,5]	Domino's Pizza Master Issuer LLC Class A2 Series 2019-1A	3.668%	10/25/49	720	676
[5]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/29	480	483
[5]	Drive Auto Receivables Trust Class B Series 2024-2	4.520%	7/16/29	710	709
[5]	Drive Auto Receivables Trust Class C Series 2024-1	5.430%	11/17/31	560	568
[5]	Drive Auto Receivables Trust Class C Series 2024-2	4.670%	5/17/32	760	758
[5]	Drive Auto Receivables Trust Class D Series 2024-2	4.940%	5/17/32	1,110	1,100
[4,5,6]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, SOFR30A + 0.914%	5.254%	10/25/56	105	105
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	47	46
[4,5]	Enterprise Fleet Financing LLC Class A4 Series 2024-3	5.060%	3/20/31	170	173
[4,5]	Evergreen Credit Card Trust Class B Series 2025-CRT5	5.240%	5/15/29	200	202
[4,5]	Evergreen Credit Card Trust Class C Series 2025-CRT5	5.530%	5/15/29	100	101
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	5.340%	5/25/44	190	189
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R06, SOFR30A + 1.150%	5.490%	9/25/44	583	582
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R01, SOFR30A + 0.950%	5.286%	1/25/45	429	427
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R01, SOFR30A + 1.000%	5.336%	2/25/45	398	398
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	6.040%	7/25/43	63	63
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	5.390%	1/25/44	836	834
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	5.440%	2/25/44	103	103
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2A1 Series 2024-R05, SOFR30A + 1.000%	5.340%	7/25/44	578	576
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	6.286%	9/25/43	269	271
[5,6]	First Horizon Mortgage Pass Through Trust Class 1A1 Series 2006-AR3	4.233%	11/25/36	31	19
[5,6]	First Horizon Mortgage Pass Through Trust Class 1A1 Series 2006-AR4	5.206%	1/25/37	66	35
[5]	First National Master Note Trust Class A Series 2023-2	5.770%	9/15/29	150	153
[5,6]	Five Mortgage Trust Class A3 Series 2023-V1	5.668%	2/10/56	50	51
[5]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/27	170	171
[5]	Ford Credit Auto Lease Trust Class B Series 2025-A	4.960%	2/15/29	170	171
[5]	Ford Credit Auto Lease Trust Class C Series 2023-B	6.430%	4/15/27	400	407
[4,5]	Ford Credit Auto Owner Trust Class A Series 2023-1	4.850%	8/15/35	580	586
[4,5]	Ford Credit Auto Owner Trust Class A Series 2023-2	5.280%	2/15/36	360	369
[4,5]	Ford Credit Auto Owner Trust Class A Series 2024-1	4.870%	8/15/36	1,380	1,397
[4,5]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	210	206
[5]	Ford Credit Auto Owner Trust Class B Series 2023-C	5.930%	8/15/29	440	453
[4,5]	Ford Credit Auto Owner Trust Class B Series 2024-1	5.240%	8/15/36	530	540
[5]	Ford Credit Auto Owner Trust Class B Series 2024-A	5.260%	11/15/29	300	305
[5]	Ford Credit Auto Owner Trust Class B Series 2024-B	5.230%	5/15/30	630	639
[5]	Ford Credit Auto Owner Trust Class B Series 2024-C	4.400%	8/15/30	800	797
[5]	Ford Credit Auto Owner Trust Class B Series 2024-D	4.880%	9/15/30	160	162
[5]	Ford Credit Auto Owner Trust Class B Series 2025-A	4.890%	2/15/31	700	703
[4,5]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/33	200	194
[5]	Ford Credit Auto Owner Trust Class C Series 2023-C	6.370%	5/15/31	490	508
[4,5]	Ford Credit Floorplan Master Owner Trust A Class A Series 2024-4	4.400%	9/15/31	1,550	1,545
[4,5]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-3	4.500%	9/15/29	490	487
[4,5]	Ford Credit Floorplan Master Owner Trust A Class B Series 2024-4	4.610%	9/15/31	200	200
[4,5]	Ford Credit Floorplan Master Owner Trust Class A Series 2024-2	5.240%	4/15/31	1,050	1,080
[4,5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2024-1	5.290%	4/15/29	1,270	1,292
[4,5]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-1	5.480%	4/15/29	620	631
[4,5]	Ford Credit Floorplan Master Owner Trust Class B Series 2024-2	5.560%	4/15/31	430	442
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2023-HQA3, SOFR30A + 1.850%	6.190%	11/25/43	157	159
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA1, SOFR30A + 1.350%	5.690%	2/25/44	1,540	1,543
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA2, SOFR30A + 1.250%	5.590%	5/25/44	869	869
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA3, SOFR30A + 1.050%	5.390%	10/25/44	116	116
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA1, SOFR30A + 1.250%	5.590%	3/25/44	499	499
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-HQA2, SOFR30A + 1.250%	5.590%	8/25/44	923	924
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA1, SOFR30A + 0.950%	5.290%	1/25/45	195	195
[4,5,6,7]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-HQA1, SOFR30A + 0.950%	5.290%	2/25/45	416	415
[5]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/28	210	213
[5]	GM Financial Automobile Leasing Trust Class B Series 2024-3	4.490%	10/20/28	550	547

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	GM Financial Automobile Leasing Trust Class B Series 2025-1	4.890%	2/20/29	410	412
[5]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-1	4.590%	7/17/28	50	50
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-1	5.160%	8/16/29	90	91
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-2	5.280%	10/16/29	130	133
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-3	5.390%	1/16/30	300	307
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2024-4	4.670%	5/16/30	100	100
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2025-1	5.000%	8/16/30	60	61
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2023-1	5.120%	4/11/35	340	346
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/36	390	407
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2024-1	4.980%	12/11/36	710	722
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	60	57
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2023-2	6.210%	8/11/36	150	158
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2024-1	5.230%	12/11/36	210	213
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2025-1	4.800%	12/11/37	110	110
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	100	95
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2025-1	5.000%	12/11/37	780	781
[5,6]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	4.252%	11/19/35	6	5
[4,5]	GMF Floorplan Owner Revolving Trust Class A Series 2023-2	5.340%	6/15/30	300	308
[4,5]	GMF Floorplan Owner Revolving Trust Class A Series 2024-2A	5.060%	3/15/31	1,470	1,495
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-1A	5.330%	3/15/29	280	283
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-2A	5.350%	3/15/31	120	122
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2024-4A	4.980%	11/15/29	260	261
[4,5]	GMF Floorplan Owner Revolving Trust Class C Series 2025-2A	4.960%	3/15/30	210	210
[5]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	75	72
[5,6]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	10	10
[5]	GS Mortgage Securities Trust Class A4 Series 2019-GC38	3.968%	2/10/52	200	193
[5,6]	GS Mortgage Securities Trust Class A5 Series 2018-GS10	4.155%	7/10/51	100	96
[5]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/53	169	156
[5]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/53	270	240
[5,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.438%	9/10/47	410	320
[5,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.603%	10/10/48	110	82
[4,5]	Hertz Vehicle Financing III LLC Class B Series 2024-1A	6.120%	1/25/29	420	427
[4,5]	Hertz Vehicle Financing III LLC Class C Series 2024-1A	6.700%	1/25/29	260	264
[4,5]	Hertz Vehicle Financing LLC Class A Series 2022-2A	2.330%	6/26/28	290	277
[4,5]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/31	130	132
[4,5]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/31	240	242
[4,5]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/31	410	416
[4,5]	HPEFS Equipment Trust Class D Series 2024-1A	5.820%	11/20/31	310	314
[4,5]	HPEFS Equipment Trust Class D Series 2024-2A	5.820%	4/20/32	210	213
[4,5,6]	Hudson Yards Mortgage Trust Class A Series 2025-SPRL	5.467%	1/13/40	120	122
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/32	223	226
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/32	480	482
[4,5]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-1	5.446%	3/21/33	1,040	1,038
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/28	200	203
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2025-A	5.150%	6/15/29	220	223
[5]	Hyundai Auto Receivables Trust Class A Series 2025-A	4.760%	6/15/32	510	506
[5]	Hyundai Auto Receivables Trust Class B Series 2023-C	6.010%	12/17/29	540	558
[5]	Hyundai Auto Receivables Trust Class B Series 2024-A	5.140%	1/15/31	290	294
[5]	Hyundai Auto Receivables Trust Class B Series 2024-B	5.040%	9/16/30	250	252
[5]	Hyundai Auto Receivables Trust Class B Series 2024-C	4.670%	1/15/31	100	100
[5]	Hyundai Auto Receivables Trust Class B Series 2025-A	4.610%	4/15/31	180	179
[5]	Hyundai Auto Receivables Trust Class C Series 2024-A	5.270%	7/15/31	240	242
[5]	Hyundai Auto Receivables Trust Class C Series 2024-B	5.290%	10/15/31	470	479
[5]	Hyundai Auto Receivables Trust Class C Series 2024-C	4.860%	2/17/32	270	268
[4,5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.583%	11/15/43	15	15
[5]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	270	267
[5]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	250	241
[5]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	200	195
[5]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	10	10
[5]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	160	154
[4,5]	Kubota Credit Owner Trust Class A4 Series 2023-1A	5.070%	2/15/29	140	141
[4,5]	LAD Auto Receivables Trust Class A4 Series 2024-3A	4.600%	12/17/29	200	200
[4,5]	LAD Auto Receivables Trust Class B Series 2024-2A	5.500%	7/16/29	120	122
[4,5]	LAD Auto Receivables Trust Class B Series 2024-3A	4.740%	1/15/30	220	219
[4,5]	LAD Auto Receivables Trust Class C Series 2024-2A	5.660%	10/15/29	70	71
[4,5]	LAD Auto Receivables Trust Class C Series 2024-3A	4.930%	3/15/30	180	178
[4,5]	LAD Auto Receivables Trust Class C Series 2025-1A	5.110%	7/15/30	230	231
[4,5]	LAD Auto Receivables Trust Class D Series 2024-2A	6.370%	10/15/31	60	62
[4,5]	LAD Auto Receivables Trust Class D Series 2024-3A	5.180%	2/17/32	120	119
[4,5]	LAD Auto Receivables Trust Class D Series 2025-1A	5.520%	5/17/32	480	481

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	M&T Bank Auto Receivables Trust Class A4 Series 2024-1A	5.150%	2/17/32	310	316
[5,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	7.268%	7/25/33	3	3
[5,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, TSFR6M + 1.928%	6.190%	2/25/33	3	3
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	75	73
[5,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	3.980%	7/15/46	70	61
[5]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	77	76
[4,5]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	175	157
[5,6]	Morgan Stanley Capital I Trust Class A4 Series 2018-L1	4.407%	10/15/51	220	216
[5]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/52	260	242
[5,6]	Morgan Stanley Capital I Trust Class AS Series 2018-L1	4.637%	10/15/51	200	196
[5,6]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	6.283%	6/25/36	30	29
[4,5]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	194	184
[4,5]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	58	58
[4,5,6]	Navient Student Loan Trust Class A1B Series 2023-BA, SOFR30A + 1.700%	6.049%	3/15/72	59	59
[4,5]	Navistar Financial Dealer Note Master Owner Trust Class A Series 2024-1	5.590%	4/25/29	190	192
[5]	Nissan Auto Lease Trust Class B Series 2025-A	5.030%	2/15/29	180	181
[5]	Nissan Auto Lease Trust Class C Series 2025-A	5.110%	6/15/29	240	242
[4,5]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/39	106	103
[4,5]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/39	96	95
[4,5]	Progress Residential Trust Class A Series 2024-SFR1	3.350%	2/17/41	337	319
[4,5]	Progress Residential Trust Class A Series 2024-SFR2	3.300%	4/17/41	288	271
[4,5]	Progress Residential Trust Class A Series 2024-SFR3	3.000%	6/17/41	440	408
[4,5]	Progress Residential Trust Class A Series 2024-SFR4	3.100%	7/17/41	790	735
[4,5]	Progress Residential Trust Class A Series 2024-SFR5	3.000%	8/9/29	1,120	1,034
[4,5]	Progress Residential Trust Class A Series 2025-SFR1	3.400%	2/17/42	990	925
[4,5,8]	Progress Residential Trust Class A Series 2025-SFR2	3.305%	4/17/42	380	350
[4,5]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/39	100	97
[4,5]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/39	100	100
[4,5]	Progress Residential Trust Class B Series 2025-SFR1	3.650%	2/17/42	170	159
[5,6]	RFMSI Trust Class 2A1 Series 2006-SA2	5.700%	8/25/36	113	81
[5,6]	RFMSI Trust Class 2A1 Series 2006-SA3	6.255%	9/25/36	36	19
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/33	189	192
[4,5]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/32	241	243
[4,5]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-B	5.483%	1/18/33	250	251
[5]	Santander Drive Auto Receivables Trust Class B Series 2023-6	5.980%	4/16/29	330	336
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-3	5.550%	9/17/29	890	904
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-4	4.930%	9/17/29	480	483
[5]	Santander Drive Auto Receivables Trust Class B Series 2024-5	4.630%	8/15/29	600	601
[5]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	90	90
[5]	Santander Drive Auto Receivables Trust Class C Series 2023-6	6.400%	3/17/31	260	269
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-1	5.450%	3/15/30	180	182
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-2	5.840%	6/17/30	330	337
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-3	5.640%	8/15/30	950	969
[5]	Santander Drive Auto Receivables Trust Class C Series 2024-5	4.780%	1/15/31	2,000	2,004
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-2	6.280%	8/15/31	360	372
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-3	5.970%	10/15/31	1,010	1,033
[5]	Santander Drive Auto Receivables Trust Class D Series 2024-5	5.140%	2/17/32	1,600	1,594
[5]	Santander Drive Auto Receivables Trust Class D Series 2025-1	5.430%	3/17/31	370	374
[5]	Santander Drive Auto Receivables Trust Class D Series 2025-2	5.470%	5/15/31	1,590	1,596
[4,5]	SBNA Auto Receivables Trust Class B Series 2024-A	5.290%	9/17/29	460	466
[4,5]	SBNA Auto Receivables Trust Class C Series 2024-A	5.590%	1/15/30	210	214
[4,5]	SBNA Auto Receivables Trust Class D Series 2024-A	6.040%	4/15/30	210	215
[4,5]	SCCU Auto Receivables Trust Class A4 Series 2023-1A	5.700%	8/15/29	50	51
[4,5]	SCCU Auto Receivables Trust Class A4 Series 2024-1A	5.160%	5/15/30	140	142
[4,5]	Securitized Term Auto Receivables Trust Class B Series 2025-A	5.038%	7/25/31	126	127
[4,5]	Securitized Term Auto Receivables Trust Class C Series 2025-A	5.185%	7/25/31	54	54
[4,5]	SFS Auto Receivables Securitization Trust Class A4 Series 2024-2A	5.260%	8/20/30	160	164
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-1A	5.380%	1/21/31	160	163
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-2A	5.410%	8/20/30	190	194
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2024-3A	4.760%	11/20/31	270	270
[4,5]	SFS Auto Receivables Securitization Trust Class B Series 2025-1A	5.110%	2/20/31	70	71
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-1A	5.510%	1/20/32	220	223
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-2A	5.540%	2/20/32	220	223
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2024-3A	4.980%	10/20/32	440	436
[4,5]	SFS Auto Receivables Securitization Trust Class C Series 2025-1A	5.200%	10/20/32	430	429
[4,5]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	47	46
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	134	132
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	196	194
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	22	21
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	14	14

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Subway Funding LLC Class A2I Series 2024-1A	6.028%	7/30/54	1,776	1,788
[4,5]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/27	120	121
[4,5]	Tesla Electric Vehicle Trust Class A4 Series 2023-1	5.380%	2/20/29	190	194
[4,5]	Tesla Electric Vehicle Trust Class B Series 2023-1	5.820%	5/20/31	190	193
[4,5]	TIF Funding III LLC Class A Series 2024-2A	5.540%	7/20/49	945	950
[4,5]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	540	450
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2024-1A	5.160%	11/25/36	720	738
[4,5]	Trafigura Securitisation Finance plc Class A2 Series 2024-1A	5.980%	11/15/27	820	830
[4,5]	Tricon Residential Trust Class A Series 2024-SFR4	4.300%	11/17/41	600	583
[4,5]	Tricon Residential Trust Class B Series 2024-SFR4	4.650%	11/17/41	240	236
[4,5]	Trinity Rail Leasing LLC Class A Series 2024-1A	5.780%	5/19/54	613	630
[5]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	210	204
[4,5]	US Bank NA Class B Series 2025-SUP1	5.582%	2/25/32	1,400	1,402
[4,5]	USAA Auto Owner Trust Class A4 Series 2024-A	4.970%	12/17/29	180	182
[4,5]	Verizon Master Trust Class A Series 2023-6	5.350%	9/22/31	130	134
[4,5]	Verizon Master Trust Class A Series 2024-2	4.830%	12/22/31	1,900	1,922
[4,5]	Verizon Master Trust Class B Series 2024-2	5.080%	12/22/31	380	387
[4,5]	Verizon Master Trust Class B Series 2024-5	5.250%	6/21/32	810	828
[5]	Verizon Master Trust Class B Series 2025-1	4.940%	1/21/31	180	182
[4,5]	Verizon Master Trust Class B Series 2025-2	5.160%	1/20/33	240	245
[4,5]	Verizon Master Trust Class B Series 2025-4	5.020%	3/21/33	600	600
[4,5]	Verizon Master Trust Class C Series 2024-2	5.320%	12/22/31	470	480
[4,5]	Verizon Master Trust Class C Series 2024-5	5.490%	6/21/32	230	235
[4,5]	Verizon Master Trust Class C Series 2024-7	4.840%	8/20/32	270	266
[5]	Verizon Master Trust Class C Series 2024-8	4.990%	11/20/30	270	273
[5]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/31	70	71
[4,5]	Verizon Master Trust Class C Series 2025-2	5.340%	1/20/33	220	225
[4,5]	Verizon Master Trust Class C Series 2025-4	5.200%	3/21/33	320	320
[5,6]	WaMu Mortgage Pass Through Certificates Trust Class 1A7 Series 2003-AR9	6.555%	9/25/33	3	3
[5,6]	WaMu Mortgage Pass Through Certificates Trust Class A Series 2002-AR18	6.343%	1/25/33	2	2
[5,6]	WaMu Mortgage Pass Through Certificates Trust Class A7 Series 2003-AR7	6.571%	8/25/33	2	2
[5]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	200	195
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	120	115
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	75	73
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	75	73
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/51	210	206
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	90	87
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	580	574
[5]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C48	4.302%	1/15/52	70	69
[5]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	182	113
[5,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.560%	9/15/58	115	107
[5,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	80	75
[5,6]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	7.387%	10/25/36	34	31
[4,5]	Wendy's Funding LLC Class A2II Series 2019-1A	4.080%	6/15/49	204	196
[4,5,6]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/31	706	665
[5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	195	172
[5,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	90	54
[5]	World Omni Auto Receivables Trust Class B Series 2024-A	5.090%	12/17/29	360	365
[5]	World Omni Auto Receivables Trust Class B Series 2025-A	5.080%	11/15/30	210	213
[5]	World Omni Auto Receivables Trust Class C Series 2024-A	5.310%	10/15/30	180	183
[5]	World Omni Auto Receivables Trust Class C Series 2025-A	5.170%	10/15/31	290	294
[5]	World Omni Automobile Lease Securitization Trust Class B Series 2024-A	5.620%	9/17/29	490	498
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $114,574)					114,677
Corporate Bonds (80.5%)
Communications (4.7%)
[4]	AMC Networks Inc.	10.250%	1/15/29	45	47
	AMC Networks Inc.	4.250%	2/15/29	20	15
	AT&T Inc.	2.950%	7/15/26	860	843
	AT&T Inc.	2.300%	6/1/27	3,066	2,930
	AT&T Inc.	1.650%	2/1/28	2,090	1,933
	AT&T Inc.	4.100%	2/15/28	1,770	1,751
	AT&T Inc.	4.350%	3/1/29	1,347	1,334
	AT&T Inc.	4.300%	2/15/30	3,021	2,970
[9]	AT&T Inc.	3.150%	6/1/30	500	540
	British Telecommunications plc	5.125%	12/4/28	870	882
[4]	British Telecommunications plc	3.250%	11/8/29	1,222	1,145
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	5.375%	6/1/29	120	116
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	80	74
[4]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.250%	2/1/31	15	13

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	6,481	6,608
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	2,080	2,015
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.200%	3/15/28	2,790	2,736
	Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/29	3,181	2,863
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/29	1,228	1,221
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/29	615	635
	Comcast Corp.	2.350%	1/15/27	777	751
	Comcast Corp.	3.150%	2/15/28	1,141	1,104
	Comcast Corp.	3.550%	5/1/28	1,440	1,403
	Comcast Corp.	4.150%	10/15/28	185	183
	Comcast Corp.	5.100%	6/1/29	1,320	1,349
[4]	CSC Holdings LLC	11.750%	1/31/29	40	39
[4]	CSC Holdings LLC	4.125%	12/1/30	70	51
[4]	CSC Holdings LLC	4.500%	11/15/31	70	50
[4]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	44	43
	Discovery Communications LLC	3.950%	3/20/28	860	826
[4]	DISH Network Corp.	11.750%	11/15/27	91	96
	Expedia Group Inc.	4.625%	8/1/27	2,811	2,809
	Fox Corp.	4.709%	1/25/29	1,760	1,754
[4]	Frontier Communications Holdings LLC	5.000%	5/1/28	80	79
[4]	Level 3 Financing Inc.	10.000%	10/15/32	38	38
[4]	Midcontinent Communications	8.000%	8/15/32	170	172
	Netflix Inc.	4.875%	4/15/28	3,452	3,501
	Netflix Inc.	5.875%	11/15/28	7,605	7,954
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	1,060	1,049
	Paramount Global	2.900%	1/15/27	651	630
	Paramount Global	3.375%	2/15/28	110	106
	Paramount Global	3.700%	6/1/28	265	255
	Paramount Global	4.200%	6/1/29	500	481
	Paramount Global	4.950%	1/15/31	1,100	1,056
	Paramount Global	6.375%	3/30/62	80	78
	Rogers Communications Inc.	3.200%	3/15/27	1,505	1,465
	Rogers Communications Inc.	5.000%	2/15/29	3,040	3,044
	Rogers Communications Inc.	7.000%	4/15/55	170	170
[4]	Scripps Escrow II Inc.	3.875%	1/15/29	15	12
[4]	Scripps Escrow Inc.	5.875%	7/15/27	60	50
	Sprint Capital Corp.	6.875%	11/15/28	4,820	5,146
	Take-Two Interactive Software Inc.	3.700%	4/14/27	990	974
	Take-Two Interactive Software Inc.	4.950%	3/28/28	900	909
	TCI Communications Inc.	7.125%	2/15/28	37	40
	Telefonica Emisiones SA	4.103%	3/8/27	2,576	2,554
	T-Mobile USA Inc.	2.625%	4/15/26	160	157
	T-Mobile USA Inc.	3.750%	4/15/27	6,127	6,038
	T-Mobile USA Inc.	2.050%	2/15/28	795	743
	T-Mobile USA Inc.	4.950%	3/15/28	2,422	2,449
	T-Mobile USA Inc.	4.800%	7/15/28	775	780
	T-Mobile USA Inc.	4.850%	1/15/29	2,630	2,645
	T-Mobile USA Inc.	3.375%	4/15/29	1,406	1,336
	T-Mobile USA Inc.	4.200%	10/1/29	2,015	1,978
	Uber Technologies Inc.	4.300%	1/15/30	7,531	7,405
[4]	Univision Communications Inc.	8.000%	8/15/28	10	10
[4]	Univision Communications Inc.	7.375%	6/30/30	10	10
[4]	Univision Communications Inc.	8.500%	7/31/31	320	313
	Verizon Communications Inc.	3.000%	3/22/27	2,075	2,019
	Verizon Communications Inc.	2.100%	3/22/28	5,312	4,965
	Verizon Communications Inc.	4.329%	9/21/28	600	597
	Verizon Communications Inc.	4.016%	12/3/29	3,616	3,518
	Verizon Communications Inc.	3.150%	3/22/30	1,663	1,550
	Warnermedia Holdings Inc.	3.755%	3/15/27	4,914	4,793
	Warnermedia Holdings Inc.	4.054%	3/15/29	1,307	1,231
					113,429
Consumer Discretionary (4.8%)
[4]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	125	120
[4]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	35	34
[4]	1011778 BC ULC / New Red Finance Inc.	5.625%	9/15/29	15	15
[4]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	80	77
	American Honda Finance Corp.	4.900%	7/9/27	1,875	1,892
	American Honda Finance Corp.	4.450%	10/22/27	1,250	1,250
[9]	American Honda Finance Corp.	3.750%	10/25/27	1,000	1,107

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	American Honda Finance Corp.	3.300%	3/21/29	400	435
	American Honda Finance Corp.	4.400%	9/5/29	2,695	2,659
	Asbury Automotive Group Inc.	4.500%	3/1/28	15	14
	AutoZone Inc.	3.750%	6/1/27	500	493
	AutoZone Inc.	4.500%	2/1/28	2,040	2,039
	AutoZone Inc.	6.250%	11/1/28	600	631
	AutoZone Inc.	3.750%	4/18/29	970	938
	AutoZone Inc.	5.100%	7/15/29	1,275	1,295
[9]	Ayvens SA	4.875%	10/6/28	500	571
[4]	Belron UK Finance plc	5.750%	10/15/29	60	60
[4]	BMW US Capital LLC	1.250%	8/12/26	1,038	994
[4]	BMW US Capital LLC	3.450%	4/1/27	275	269
[4]	BMW US Capital LLC	4.600%	8/13/27	1,290	1,292
	BorgWarner Inc.	4.950%	8/15/29	450	451
[4]	Champ Acquisition Corp.	8.375%	12/1/31	15	16
[4]	Churchill Downs Inc.	5.500%	4/1/27	45	45
[4]	Churchill Downs Inc.	4.750%	1/15/28	90	87
[4]	Clarios Global LP / Clarios US Finance Co.	6.750%	2/15/30	40	40
	Dana Inc.	5.625%	6/15/28	35	34
	eBay Inc.	1.400%	5/10/26	1,500	1,450
	eBay Inc.	5.950%	11/22/27	945	979
	eBay Inc.	2.700%	3/11/30	477	434
[4]	El Puerto de Liverpool SAB de CV	6.255%	1/22/32	1,034	1,054
[4]	ERAC USA Finance LLC	3.300%	12/1/26	100	98
[4]	ERAC USA Finance LLC	4.600%	5/1/28	770	772
[4]	ERAC USA Finance LLC	5.000%	2/15/29	1,448	1,464
[9]	Flutter Treasury DAC	5.000%	4/29/29	200	221
	Ford Motor Co.	6.625%	10/1/28	710	741
	Ford Motor Credit Co. LLC	6.950%	6/10/26	260	264
	Ford Motor Credit Co. LLC	2.700%	8/10/26	380	366
	Ford Motor Credit Co. LLC	5.125%	11/5/26	2,695	2,676
	Ford Motor Credit Co. LLC	4.271%	1/9/27	200	196
	Ford Motor Credit Co. LLC	5.800%	3/5/27	2,535	2,547
	Ford Motor Credit Co. LLC	5.850%	5/17/27	1,285	1,292
	Ford Motor Credit Co. LLC	4.950%	5/28/27	1,395	1,375
	Ford Motor Credit Co. LLC	4.125%	8/17/27	1,120	1,082
	Ford Motor Credit Co. LLC	3.815%	11/2/27	235	224
	Ford Motor Credit Co. LLC	7.350%	11/4/27	2,350	2,435
	Ford Motor Credit Co. LLC	2.900%	2/16/28	400	370
	Ford Motor Credit Co. LLC	6.800%	5/12/28	1,025	1,053
	Ford Motor Credit Co. LLC	6.798%	11/7/28	1,765	1,815
	Ford Motor Credit Co. LLC	5.800%	3/8/29	570	565
	Ford Motor Credit Co. LLC	5.113%	5/3/29	420	405
	Ford Motor Credit Co. LLC	5.303%	9/6/29	2,695	2,611
	General Motors Financial Co. Inc.	5.400%	4/6/26	1,960	1,968
	General Motors Financial Co. Inc.	1.500%	6/10/26	405	389
	General Motors Financial Co. Inc.	4.000%	10/6/26	792	782
	General Motors Financial Co. Inc.	4.350%	1/17/27	820	812
	General Motors Financial Co. Inc.	2.350%	2/26/27	1,135	1,083
	General Motors Financial Co. Inc.	5.000%	4/9/27	2,226	2,229
	General Motors Financial Co. Inc.	5.400%	5/8/27	2,275	2,297
	General Motors Financial Co. Inc.	5.350%	7/15/27	1,670	1,685
	General Motors Financial Co. Inc.	2.700%	8/20/27	1,985	1,887
	General Motors Financial Co. Inc.	5.050%	4/4/28	3,130	3,133
	General Motors Financial Co. Inc.	2.400%	4/10/28	870	805
	General Motors Financial Co. Inc.	2.400%	10/15/28	1,865	1,705
	General Motors Financial Co. Inc.	5.800%	1/7/29	1,330	1,355
	General Motors Financial Co. Inc.	4.300%	4/6/29	1,420	1,369
	General Motors Financial Co. Inc.	4.900%	10/6/29	3,080	3,028
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	275	255
[4]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	2,144	2,061
[4]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	260	260
[4]	Hilton Domestic Operating Co. Inc.	5.875%	4/1/29	50	50
	Home Depot Inc.	4.750%	6/25/29	1,670	1,689
	Honda Motor Co. Ltd.	2.534%	3/10/27	1,860	1,793
	Hyatt Hotels Corp.	5.250%	6/30/29	1,310	1,323
	Lennar Corp.	5.250%	6/1/26	1,755	1,761
[4]	Lithia Motors Inc.	4.625%	12/15/27	95	92
[4]	Live Nation Entertainment Inc.	6.500%	5/15/27	220	222
	Lowe's Cos. Inc.	3.350%	4/1/27	2,520	2,468

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	1.300%	4/15/28	708	644
	Lowe's Cos. Inc.	1.700%	9/15/28	355	323
	Marriott International Inc.	3.125%	6/15/26	190	187
	Marriott International Inc.	5.000%	10/15/27	1,735	1,757
	McDonald's Corp.	3.500%	7/1/27	900	884
[4]	Mercedes-Benz Finance North America LLC	5.200%	8/3/26	960	969
[4]	Mercedes-Benz Finance North America LLC	4.800%	3/30/28	2,190	2,197
[4]	Mercedes-Benz Finance North America LLC	5.100%	8/3/28	2,415	2,442
	MGM Resorts International	6.125%	9/15/29	170	168
	Mohawk Industries Inc.	5.850%	9/18/28	450	466
[4]	NCL Corp. Ltd.	5.875%	2/15/27	38	38
[4]	NCL Corp. Ltd.	6.750%	2/1/32	40	40
	Newell Brands Inc.	5.700%	4/1/26	18	18
	Newell Brands Inc.	6.375%	9/15/27	105	106
	Newell Brands Inc.	6.625%	9/15/29	91	91
	Newell Brands Inc.	7.000%	4/1/46	35	31
	O'Reilly Automotive Inc.	5.750%	11/20/26	950	967
[9]	RCI Banque SA	3.875%	1/12/29	742	813
	Ross Stores Inc.	0.875%	4/15/26	865	833
[4]	Royal Caribbean Cruises Ltd.	5.625%	9/30/31	35	34
[4]	Saks Global Enterprises LLC	11.000%	12/15/29	40	32
	Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp.	5.375%	4/15/27	25	25
	Starbucks Corp.	2.000%	3/12/27	116	111
	Toll Brothers Finance Corp.	3.800%	11/1/29	262	249
	Toyota Motor Credit Corp.	5.000%	3/19/27	1,965	1,990
	Toyota Motor Credit Corp.	3.050%	3/22/27	4,445	4,339
	Toyota Motor Credit Corp.	4.550%	9/20/27	2,640	2,653
	Toyota Motor Credit Corp.	4.350%	10/8/27	2,335	2,335
	Toyota Motor Credit Corp.	4.625%	1/12/28	1,073	1,080
	Toyota Motor Credit Corp.	1.900%	4/6/28	892	829
	Toyota Motor Credit Corp.	4.650%	1/5/29	1,170	1,175
	Toyota Motor Credit Corp.	5.050%	5/16/29	2,175	2,214
	Toyota Motor Credit Corp.	4.550%	8/9/29	720	719
[9]	Volkswagen Financial Services AG	3.625%	5/19/29	1,000	1,084
[4]	Volkswagen Group of America Finance LLC	5.700%	9/12/26	1,495	1,513
[4]	Volkswagen Group of America Finance LLC	6.000%	11/16/26	300	305
[4]	Volkswagen Group of America Finance LLC	5.650%	9/12/28	1,125	1,145
[9]	Volkswagen International Finance NV	3.875%	Perpetual	200	212
[4]	Wayfair LLC	7.250%	10/31/29	20	19
[4]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	175	167
					115,052
Consumer Staples (5.0%)
	Altria Group Inc.	2.625%	9/16/26	1,000	973
	Altria Group Inc.	4.875%	2/4/28	2,510	2,527
	Altria Group Inc.	6.200%	11/1/28	380	399
	Altria Group Inc.	4.800%	2/14/29	321	322
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	560	566
	BAT Capital Corp.	3.215%	9/6/26	3,527	3,459
	BAT Capital Corp.	4.700%	4/2/27	3,335	3,339
	BAT Capital Corp.	3.557%	8/15/27	8,167	7,970
	BAT Capital Corp.	2.259%	3/25/28	3,320	3,102
	BAT Capital Corp.	3.462%	9/6/29	520	492
	BAT International Finance plc	4.448%	3/16/28	2,555	2,542
	BAT International Finance plc	5.931%	2/2/29	8,275	8,620
[9]	British American Tobacco plc	3.000%	Perpetual	1,000	1,062
	Campbell's Co.	5.200%	3/19/27	4,480	4,539
	Campbell's Co.	4.150%	3/15/28	1,090	1,078
	Campbell's Co.	5.200%	3/21/29	1,545	1,569
[9]	Carrefour SA	3.250%	6/24/30	200	215
	Cencosud SA	4.375%	7/17/27	400	394
	Conagra Brands Inc.	5.300%	10/1/26	1,265	1,278
	Conagra Brands Inc.	1.375%	11/1/27	592	544
	Constellation Brands Inc.	3.700%	12/6/26	200	197
	Constellation Brands Inc.	3.500%	5/9/27	915	895
	Constellation Brands Inc.	4.350%	5/9/27	2,270	2,260
[9]	Danone SA	1.000%	Perpetual	700	722
	Diageo Capital plc	5.300%	10/24/27	1,640	1,675
	Dollar General Corp.	4.625%	11/1/27	1,250	1,252
[4]	Energizer Holdings Inc.	4.750%	6/15/28	135	129

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Mills Inc.	4.875%	1/30/30	1,710	1,717
	Haleon US Capital LLC	3.375%	3/24/27	726	712
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.125%	2/1/28	490	495
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.500%	1/15/30	584	594
[4]	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution Inc.	9.000%	2/15/29	170	175
	Keurig Dr Pepper Inc.	4.597%	5/25/28	2,610	2,613
	Keurig Dr Pepper Inc.	3.950%	4/15/29	375	365
	Kraft Heinz Foods Co.	3.000%	6/1/26	600	589
	Kraft Heinz Foods Co.	3.875%	5/15/27	2,779	2,743
[4]	Lamb Weston Holdings Inc.	4.875%	5/15/28	150	147
[9]	Louis Dreyfus Co. Finance BV	1.625%	4/28/28	381	394
[4]	Mars Inc.	4.450%	3/1/27	2,710	2,716
[4]	Mars Inc.	4.600%	3/1/28	10,185	10,227
[4]	Mars Inc.	4.550%	4/20/28	1,430	1,435
[4]	Mars Inc.	4.800%	3/1/30	7,885	7,933
	McCormick & Co. Inc.	3.400%	8/15/27	600	586
	Molson Coors Beverage Co.	3.000%	7/15/26	1,095	1,075
[4]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	1,990	1,895
	Mondelez International Inc.	2.625%	3/17/27	970	937
	Mondelez International Inc.	4.750%	2/20/29	2,470	2,499
[8]	Opal Bidco	6.500%	3/31/32	60	60
[4]	Performance Food Group Inc.	5.500%	10/15/27	95	94
	Philip Morris International Inc.	0.875%	5/1/26	1,150	1,108
	Philip Morris International Inc.	4.750%	2/12/27	1,255	1,264
	Philip Morris International Inc.	4.375%	11/1/27	1,265	1,264
	Philip Morris International Inc.	5.125%	11/17/27	3,655	3,717
	Philip Morris International Inc.	4.875%	2/15/28	3,555	3,600
	Philip Morris International Inc.	3.125%	3/2/28	1,057	1,019
	Philip Morris International Inc.	5.250%	9/7/28	3,950	4,046
	Philip Morris International Inc.	4.875%	2/13/29	4,150	4,194
	Philip Morris International Inc.	3.375%	8/15/29	435	415
	Philip Morris International Inc.	4.625%	11/1/29	2,460	2,466
	Philip Morris International Inc.	5.625%	11/17/29	205	214
	Philip Morris International Inc.	5.125%	2/15/30	3,280	3,345
	Sysco Corp.	3.250%	7/15/27	1,140	1,110
	Sysco Corp.	2.400%	2/15/30	350	315
	Tyson Foods Inc.	3.550%	6/2/27	2,000	1,960
[4]	US Foods Inc.	6.875%	9/15/28	90	92
					122,250
Energy (6.5%)
[4]	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.750%	3/1/27	35	35
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	800	770
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	1,955	1,910
[4]	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.000%	7/15/29	270	276
	Boardwalk Pipelines LP	4.800%	5/3/29	255	255
	BP Capital Markets America Inc.	3.937%	9/21/28	1,260	1,239
	BP Capital Markets America Inc.	4.234%	11/6/28	465	461
[9]	BP Capital Markets BV	3.773%	5/12/30	200	220
	BP Capital Markets plc	3.279%	9/19/27	1,722	1,680
	BP Capital Markets plc	3.723%	11/28/28	640	624
[9]	BP Capital Markets plc	3.625%	Perpetual	300	316
	Canadian Natural Resources Ltd.	3.850%	6/1/27	4,001	3,937
	Cenovus Energy Inc.	4.250%	4/15/27	32	32
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	2,070	2,086
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	2,364	2,256
	Cheniere Energy Inc.	4.625%	10/15/28	3,855	3,814
[4]	Civitas Resources Inc.	8.375%	7/1/28	115	119
[4]	Continental Resources Inc.	2.268%	11/15/26	1,000	959
	Coterra Energy Inc.	3.900%	5/15/27	912	898
	DCP Midstream Operating LP	5.625%	7/15/27	58	59
	DCP Midstream Operating LP	5.125%	5/15/29	3,031	3,050
	Devon Energy Corp.	4.500%	1/15/30	580	569
[4]	Diamond Foreign Asset Co. / Diamond Finance LLC	8.500%	10/1/30	60	62
	Diamondback Energy Inc.	3.250%	12/1/26	2,295	2,251
	Diamondback Energy Inc.	5.200%	4/18/27	1,635	1,655
	Diamondback Energy Inc.	3.500%	12/1/29	3,189	3,018
	Diamondback Energy Inc.	5.150%	1/30/30	1,220	1,238
[4]	DT Midstream Inc.	4.125%	6/15/29	145	137
[4]	DT Midstream Inc.	4.375%	6/15/31	75	69

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ecopetrol SA	8.625%	1/19/29	190	202
	Empresa Nacional del Petroleo	5.250%	11/6/29	950	946
	Enbridge Inc.	1.600%	10/4/26	1,700	1,627
	Enbridge Inc.	5.900%	11/15/26	1,910	1,948
	Enbridge Inc.	4.250%	12/1/26	1,265	1,258
	Enbridge Inc.	5.250%	4/5/27	1,120	1,134
	Enbridge Inc.	3.700%	7/15/27	1,340	1,316
	Enbridge Inc.	6.000%	11/15/28	1,495	1,556
	Enbridge Inc.	5.300%	4/5/29	3,325	3,387
	Enbridge Inc.	3.125%	11/15/29	1,035	963
	Energy Transfer LP	3.900%	7/15/26	392	389
	Energy Transfer LP	6.050%	12/1/26	2,070	2,115
	Energy Transfer LP	4.400%	3/15/27	5,940	5,920
	Energy Transfer LP	5.500%	6/1/27	2,980	3,026
	Energy Transfer LP	4.000%	10/1/27	741	730
	Energy Transfer LP	5.550%	2/15/28	2,163	2,214
	Energy Transfer LP	4.950%	5/15/28	2,355	2,371
	Energy Transfer LP	4.950%	6/15/28	379	382
	Energy Transfer LP	6.100%	12/1/28	1,250	1,305
	Energy Transfer LP	5.250%	4/15/29	4,540	4,596
	Energy Transfer LP	5.250%	7/1/29	1,690	1,714
	Energy Transfer LP	4.150%	9/15/29	2,640	2,568
	Energy Transfer LP	5.200%	4/1/30	750	758
	Enterprise Products Operating LLC	2.800%	1/31/30	1,010	933
[4]	EQM Midstream Partners LP	7.500%	6/1/27	105	107
[4]	EQT Corp.	3.125%	5/15/26	50	49
	EQT Corp.	3.900%	10/1/27	1,568	1,539
	EQT Corp.	5.000%	1/15/29	20	20
	EQT Corp.	7.000%	2/1/30	237	256
[9]	Equinor ASA	1.250%	2/17/27	400	422
	Genesis Energy LP / Genesis Energy Finance Corp.	8.000%	5/15/33	20	20
	Halliburton Co.	2.920%	3/1/30	970	890
[4]	Helmerich & Payne Inc.	4.650%	12/1/27	965	963
[4]	Helmerich & Payne Inc.	4.850%	12/1/29	565	549
	Hess Corp.	7.875%	10/1/29	480	539
[4]	Hess Midstream Operations LP	6.500%	6/1/29	75	76
	Kinder Morgan Inc.	1.750%	11/15/26	1,250	1,196
	Kinder Morgan Inc.	5.000%	2/1/29	2,010	2,026
[4]	Kinetik Holdings LP	6.625%	12/15/28	110	112
	Marathon Petroleum Corp.	5.125%	12/15/26	2,288	2,306
	Marathon Petroleum Corp.	3.800%	4/1/28	981	959
	Marathon Petroleum Corp.	5.150%	3/1/30	4,409	4,436
	MPLX LP	4.000%	3/15/28	540	530
[4]	Noble Finance II LLC	8.000%	4/15/30	25	25
	Occidental Petroleum Corp.	5.000%	8/1/27	965	969
	Occidental Petroleum Corp.	6.375%	9/1/28	3,305	3,428
	Occidental Petroleum Corp.	5.200%	8/1/29	1,600	1,599
	ONEOK Inc.	5.550%	11/1/26	960	973
	ONEOK Inc.	4.000%	7/13/27	300	296
[4]	ONEOK Inc.	5.625%	1/15/28	3,630	3,698
	ONEOK Inc.	4.550%	7/15/28	295	294
	ONEOK Inc.	5.650%	11/1/28	960	989
	ONEOK Inc.	4.350%	3/15/29	2,262	2,224
	ONEOK Inc.	5.375%	6/1/29	790	803
	ONEOK Inc.	3.100%	3/15/30	270	249
	Ovintiv Inc.	5.650%	5/15/28	1,845	1,890
[4]	Permian Resources Operating LLC	5.375%	1/15/26	65	65
[4]	Permian Resources Operating LLC	8.000%	4/15/27	90	92
	Pertamina Persero PT	1.400%	2/9/26	567	549
	Petrobras Global Finance BV	5.999%	1/27/28	100	101
	Petroleos Mexicanos	4.500%	1/23/26	418	409
	Petroleos Mexicanos	6.875%	8/4/26	1,390	1,383
	Petroleos Mexicanos	6.490%	1/23/27	787	771
	Petroleos Mexicanos	6.500%	3/13/27	1,871	1,830
	Petroleos Mexicanos	5.350%	2/12/28	210	195
[5]	Petroleos Mexicanos	8.750%	6/2/29	173	173
	Petroleos Mexicanos	5.950%	1/28/31	410	348
[4,8]	Petronas Capital Ltd.	4.950%	1/3/31	2,650	2,660
	Phillips 66	3.900%	3/15/28	360	354
	Phillips 66 Co.	4.950%	12/1/27	1,850	1,873

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	1,679	1,678
	Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/29	680	641
	Range Resources Corp.	8.250%	1/15/29	130	134
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	3,266	3,294
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	3,195	3,210
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	1,325	1,310
[4]	Schlumberger Holdings Corp.	5.000%	5/29/27	1,495	1,513
[4]	Schlumberger Holdings Corp.	5.000%	11/15/29	1,060	1,074
[10]	Southern Gas Corridor CJSC	6.875%	3/24/26	1,230	1,243
	Spectra Energy Partners LP	3.375%	10/15/26	596	585
[4]	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.375%	2/15/29	225	226
	Targa Resources Corp.	5.200%	7/1/27	1,800	1,820
	Targa Resources Corp.	6.150%	3/1/29	645	674
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	129	130
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/29	160	164
[9]	TotalEnergies SE	1.625%	Perpetual	600	612
[9]	TotalEnergies SE	2.000%	Perpetual	300	314
	TransCanada PipeLines Ltd.	4.250%	5/15/28	2,850	2,813
	TransCanada PipeLines Ltd.	4.100%	4/15/30	1,595	1,535
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	1,040	1,021
[4]	Transocean Inc.	8.250%	5/15/29	115	112
[4]	Transocean Inc.	8.750%	2/15/30	64	66
[4]	Valaris Ltd.	8.375%	4/30/30	15	15
	Valero Energy Corp.	5.150%	2/15/30	440	444
[4]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	50	46
[4]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	40	41
[4]	Venture Global LNG Inc.	9.500%	2/1/29	420	450
[4]	Venture Global LNG Inc.	8.375%	6/1/31	25	25
	Western Midstream Operating LP	4.650%	7/1/26	115	115
	Western Midstream Operating LP	4.500%	3/1/28	365	361
	Western Midstream Operating LP	4.050%	2/1/30	440	420
	Williams Cos. Inc.	3.750%	6/15/27	1,055	1,037
	Williams Cos. Inc.	5.300%	8/15/28	3,275	3,346
	Williams Cos. Inc.	4.900%	3/15/29	4,530	4,557
	Williams Cos. Inc.	4.800%	11/15/29	760	762
					158,376
Financials (29.3%)
[4]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	1,120	1,147
[4]	AEGON Funding Co. LLC	5.500%	4/16/27	935	948
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	3,894	3,763
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/27	1,610	1,646
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	1,320	1,289
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	1,814	1,807
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	4/1/28	2,012	2,019
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/28	2,958	3,042
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	1,255	1,179
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.100%	1/19/29	980	988
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	9/10/29	2,869	2,839
	Air Lease Corp.	3.750%	6/1/26	1,000	989
	Air Lease Corp.	2.200%	1/15/27	900	863
	Air Lease Corp.	5.300%	2/1/28	736	749
	Air Lease Corp.	4.625%	10/1/28	2,185	2,176
	Air Lease Corp.	5.100%	3/1/29	1,950	1,972
	Air Lease Corp.	3.000%	2/1/30	1,825	1,673
[4]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	4/15/28	70	70
	Allstate Corp.	5.050%	6/24/29	1,800	1,827
	American Express Co.	2.550%	3/4/27	2,030	1,963
	American Express Co.	5.645%	4/23/27	790	799
	American Express Co.	5.098%	2/16/28	1,060	1,073
	American Express Co.	5.043%	7/26/28	836	846
	American Express Co.	5.282%	7/27/29	807	823
	American Express Co.	5.532%	4/25/30	900	928
	American Express Co.	5.085%	1/30/31	1,420	1,438
	American International Group Inc.	3.900%	4/1/26	290	288
	American International Group Inc.	4.200%	4/1/28	190	188
[4]	American National Global Funding	5.550%	1/28/30	680	693
	American National Group Inc.	5.750%	10/1/29	806	813
	Ameriprise Financial Inc.	5.700%	12/15/28	1,700	1,768
[4]	AmWINS Group Inc.	6.375%	2/15/29	105	106

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	AmWINS Group Inc.	4.875%	6/30/29	75	71
[4]	Antares Holdings LP	2.750%	1/15/27	758	721
[4]	Antares Holdings LP	7.950%	8/11/28	750	790
[4]	Antares Holdings LP	6.350%	10/23/29	652	652
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	1,000	969
	Aon North America Inc.	5.125%	3/1/27	600	607
	Aon North America Inc.	5.150%	3/1/29	1,980	2,013
	Ares Capital Corp.	2.150%	7/15/26	160	154
	Ares Capital Corp.	7.000%	1/15/27	1,585	1,634
	Ares Capital Corp.	2.875%	6/15/28	700	651
	Ares Capital Corp.	5.875%	3/1/29	1,676	1,701
	Ares Capital Corp.	5.950%	7/15/29	3,448	3,505
[4]	Ares Strategic Income Fund	5.700%	3/15/28	1,084	1,084
[4]	Ares Strategic Income Fund	6.350%	8/15/29	1,720	1,747
	Arthur J Gallagher & Co.	4.600%	12/15/27	734	735
	Arthur J Gallagher & Co.	4.850%	12/15/29	812	817
	Associated Banc-Corp	6.455%	8/29/30	200	202
	Assurant Inc.	4.900%	3/27/28	83	83
	Athene Holding Ltd.	4.125%	1/12/28	1,145	1,129
[9]	Athora Holding Ltd.	6.625%	6/16/28	400	466
[11]	Australia & New Zealand Banking Group Ltd.	5.906%	8/12/32	850	542
[6,11]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.350%	6.524%	5/16/33	570	366
[9]	AXA SA	3.250%	5/28/49	900	959
	Banco Santander SA	5.294%	8/18/27	760	770
	Banco Santander SA	5.365%	7/15/28	2,400	2,434
	Banco Santander SA	6.607%	11/7/28	940	998
	Bank of America Corp.	4.450%	3/3/26	559	558
	Bank of America Corp.	1.658%	3/11/27	1,485	1,445
	Bank of America Corp.	3.559%	4/23/27	871	862
	Bank of America Corp.	1.734%	7/22/27	5,075	4,891
	Bank of America Corp.	5.933%	9/15/27	2,110	2,151
	Bank of America Corp.	3.824%	1/20/28	2,400	2,370
	Bank of America Corp.	2.551%	2/4/28	3,064	2,956
	Bank of America Corp.	3.705%	4/24/28	1,660	1,631
	Bank of America Corp.	4.376%	4/27/28	3,495	3,480
	Bank of America Corp.	4.948%	7/22/28	2,990	3,014
	Bank of America Corp.	6.204%	11/10/28	2,200	2,286
	Bank of America Corp.	3.419%	12/20/28	6,059	5,871
	Bank of America Corp.	3.970%	3/5/29	540	530
	Bank of America Corp.	5.202%	4/25/29	3,226	3,277
	Bank of America Corp.	2.087%	6/14/29	720	665
	Bank of America Corp.	4.271%	7/23/29	600	593
	Bank of America Corp.	3.194%	7/23/30	1,140	1,069
	Bank of America Corp.	5.162%	1/24/31	1,700	1,723
[9]	Bank of Cyprus Pcl	5.000%	5/2/29	338	379
	Bank of New York Mellon Corp.	4.947%	4/26/27	973	978
	Bank of New York Mellon Corp.	3.442%	2/7/28	538	529
	Bank of New York Mellon Corp.	4.543%	2/1/29	1,120	1,121
	Bank of New York Mellon Corp.	6.317%	10/25/29	1,120	1,185
	Bank of New York Mellon Corp.	4.975%	3/14/30	860	872
	Bank of Nova Scotia	5.250%	6/12/28	850	869
	Bank of Nova Scotia	5.130%	2/14/31	1,050	1,059
[9]	Banque Federative du Credit Mutuel SA	2.500%	5/25/28	500	527
	Barclays plc	5.200%	5/12/26	975	978
	Barclays plc	5.829%	5/9/27	1,000	1,012
	Barclays plc	6.496%	9/13/27	380	389
	Barclays plc	2.279%	11/24/27	251	241
	Barclays plc	5.674%	3/12/28	750	763
	Barclays plc	4.836%	5/9/28	300	299
	Barclays plc	5.501%	8/9/28	800	812
	Barclays plc	4.837%	9/10/28	1,754	1,754
	Barclays plc	7.385%	11/2/28	3,770	4,001
	Barclays plc	5.086%	2/25/29	1,638	1,649
	Barclays plc	4.972%	5/16/29	1,300	1,303
	Barclays plc	6.490%	9/13/29	1,830	1,921
	Barclays plc	5.690%	3/12/30	2,470	2,529
	Barclays plc	4.942%	9/10/30	2,310	2,301
[12]	Barclays plc	3.750%	11/22/30	200	255
	Barclays plc	5.367%	2/25/31	3,213	3,248
[9]	Bayerische Landesbank	1.000%	9/23/31	200	209

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Blackstone Secured Lending Fund	5.350%	4/13/28	1,610	1,609
	Blue Owl Capital Corp.	3.400%	7/15/26	645	630
	Blue Owl Capital Corp.	5.950%	3/15/29	2,526	2,533
[4]	Blue Owl Technology Finance Corp.	6.100%	3/15/28	1,032	1,029
[9]	BNP Paribas SA	0.875%	7/11/30	500	486
[4]	BNP Paribas SA	5.283%	11/19/30	440	444
[12]	BNP Paribas SA	2.000%	5/24/31	700	869
[9]	BNP Paribas SA	1.125%	1/15/32	400	415
[9]	BNP Paribas SA	2.500%	3/31/32	200	212
[9]	BNP Paribas SA	0.875%	8/31/33	400	394
[4]	Boost Newco Borrower LLC	7.500%	1/15/31	25	26
[9]	BPCE SA	4.375%	7/13/28	200	224
[12]	BPCE SA	5.250%	4/16/29	400	509
[12]	BPCE SA	2.500%	11/30/32	400	476
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	652	661
	Canadian Imperial Bank of Commerce	4.862%	1/13/28	1,580	1,587
	Canadian Imperial Bank of Commerce	4.857%	3/30/29	1,100	1,104
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	1,510	1,537
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	2,310	2,287
	Canadian Imperial Bank of Commerce	5.245%	1/13/31	830	841
	Capital One Financial Corp.	3.750%	3/9/27	980	964
	Capital One Financial Corp.	1.878%	11/2/27	910	871
	Capital One Financial Corp.	3.800%	1/31/28	1,000	979
	Capital One Financial Corp.	5.468%	2/1/29	750	762
	Capital One Financial Corp.	6.312%	6/8/29	5,848	6,077
	Capital One Financial Corp.	5.700%	2/1/30	2,752	2,811
	Capital One Financial Corp.	3.273%	3/1/30	1,000	937
	Capital One Financial Corp.	5.463%	7/26/30	5,700	5,768
	Charles Schwab Corp.	2.450%	3/3/27	1,720	1,659
	Charles Schwab Corp.	3.300%	4/1/27	663	650
	Charles Schwab Corp.	2.000%	3/20/28	46	43
	Charles Schwab Corp.	5.643%	5/19/29	3,900	4,026
	Charles Schwab Corp.	6.196%	11/17/29	2,420	2,552
	Chubb INA Holdings LLC	4.650%	8/15/29	2,960	2,984
[4]	Citadel Finance LLC	5.900%	2/10/30	1,000	996
	Citibank NA	4.876%	11/19/27	1,447	1,454
	Citibank NA	5.803%	9/29/28	1,250	1,301
	Citibank NA	4.838%	8/6/29	2,440	2,465
	Citigroup Inc.	3.400%	5/1/26	1,200	1,186
	Citigroup Inc.	3.200%	10/21/26	2,171	2,128
	Citigroup Inc.	4.300%	11/20/26	1,034	1,030
	Citigroup Inc.	4.450%	9/29/27	1,104	1,098
	Citigroup Inc.	3.887%	1/10/28	840	830
	Citigroup Inc.	3.070%	2/24/28	1,265	1,229
	Citigroup Inc.	3.668%	7/24/28	1,424	1,392
	Citigroup Inc.	4.125%	7/25/28	200	197
	Citigroup Inc.	3.520%	10/27/28	594	577
	Citigroup Inc.	4.786%	3/4/29	1,045	1,047
	Citigroup Inc.	4.075%	4/23/29	340	334
	Citigroup Inc.	3.980%	3/20/30	504	488
	Citigroup Inc.	4.542%	9/19/30	6,150	6,066
	Citigroup Inc.	2.976%	11/5/30	335	308
	Citigroup Inc.	2.666%	1/29/31	815	735
	Citigroup Inc.	4.412%	3/31/31	1,295	1,261
	Citizens Financial Group Inc.	5.253%	3/5/31	884	889
[12]	Close Brothers Finance plc	2.750%	10/19/26	200	246
[12]	Close Brothers Finance plc	1.625%	12/3/30	100	102
	CNO Financial Group Inc.	5.250%	5/30/29	614	614
	Comerica Inc.	5.982%	1/30/30	820	833
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.700%	5.041%	1/14/27	700	439
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	5.467%	8/20/31	1,400	878
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	5.910%	9/10/30	600	376
[6,11]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 2.050%	6.340%	10/25/33	400	255
	Cooperatieve Rabobank UA	3.750%	7/21/26	1,470	1,451
	Corebridge Financial Inc.	3.650%	4/5/27	5,928	5,824
	Corebridge Financial Inc.	3.850%	4/5/29	635	614
[9]	Credit Agricole Assurances SA	2.625%	1/29/48	700	734
[4]	Credit Agricole SA	4.631%	9/11/28	670	668
[4]	Danske Bank A/S	5.427%	3/1/28	1,860	1,891
[4]	Danske Bank A/S	5.705%	3/1/30	2,240	2,303

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Danske Bank A/S	1.000%	5/15/31	100	106
	Deutsche Bank AG	7.146%	7/13/27	2,210	2,272
	Deutsche Bank AG	2.311%	11/16/27	1,384	1,330
	Deutsche Bank AG	5.706%	2/8/28	1,230	1,248
	Deutsche Bank AG	5.373%	1/10/29	1,240	1,253
	Deutsche Bank AG	6.720%	1/18/29	1,285	1,344
	Deutsche Bank AG	6.819%	11/20/29	2,825	2,996
	Deutsche Bank AG	4.999%	9/11/30	1,560	1,551
[9]	Deutsche Bank AG	1.750%	11/19/30	200	199
[9]	Deutsche Bank AG	5.625%	5/19/31	300	330
	Discover Bank	5.974%	8/9/28	550	564
[4]	DNB Bank ASA	4.853%	11/5/30	1,210	1,219
[13]	DPS Lehman Brothers Holdings	1.000%	8/19/65	210	—
	Eaton Vance Corp.	3.500%	4/6/27	6	6
[9]	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	200	215
	Equitable Holdings Inc.	4.350%	4/20/28	545	540
[4]	F&G Global Funding	1.750%	6/30/26	590	569
	Fidelity National Financial Inc.	4.500%	8/15/28	20	20
[9]	Fidelity National Information Services Inc.	1.000%	12/3/28	200	201
	Fifth Third Bancorp	2.550%	5/5/27	300	288
	Fifth Third Bancorp	1.707%	11/1/27	2,470	2,355
	Fifth Third Bancorp	3.950%	3/14/28	1,612	1,582
	Fifth Third Bancorp	6.361%	10/27/28	2,840	2,950
	Fifth Third Bancorp	6.339%	7/27/29	4,386	4,579
	Fifth Third Bancorp	4.772%	7/28/30	1,006	1,000
	Fifth Third Bancorp	4.895%	9/6/30	2,990	2,983
	Fiserv Inc.	3.200%	7/1/26	1,905	1,875
	Fiserv Inc.	5.150%	3/15/27	1,870	1,890
	Fiserv Inc.	5.450%	3/2/28	1,800	1,842
	Fiserv Inc.	5.375%	8/21/28	1,130	1,156
	Fiserv Inc.	3.500%	7/1/29	1,920	1,826
	Fiserv Inc.	4.750%	3/15/30	2,201	2,196
	GATX Corp.	3.250%	9/15/26	792	777
	GATX Corp.	5.400%	3/15/27	820	830
	GATX Corp.	3.850%	3/30/27	400	394
	GATX Corp.	4.550%	11/7/28	66	66
	GATX Corp.	4.700%	4/1/29	154	153
[9]	Generali	5.500%	10/27/47	200	227
[4]	GGAM Finance Ltd.	8.000%	2/15/27	80	82
[4]	GGAM Finance Ltd.	8.000%	6/15/28	50	53
[4]	Global Atlantic Fin Co.	4.400%	10/15/29	410	396
[4]	Global Atlantic Fin Co.	3.125%	6/15/31	400	352
	Global Payments Inc.	2.150%	1/15/27	3,230	3,095
	Goldman Sachs Bank USA	5.414%	5/21/27	2,630	2,655
	Goldman Sachs Group Inc.	1.431%	3/9/27	3,305	3,205
	Goldman Sachs Group Inc.	1.542%	9/10/27	1,691	1,617
	Goldman Sachs Group Inc.	1.948%	10/21/27	2,011	1,929
	Goldman Sachs Group Inc.	2.640%	2/24/28	2,267	2,186
	Goldman Sachs Group Inc.	3.615%	3/15/28	4,247	4,167
[12]	Goldman Sachs Group Inc.	7.250%	4/10/28	200	274
	Goldman Sachs Group Inc.	3.691%	6/5/28	850	833
	Goldman Sachs Group Inc.	4.482%	8/23/28	1,500	1,496
	Goldman Sachs Group Inc.	6.484%	10/24/29	1,600	1,690
	Goldman Sachs Group Inc.	5.727%	4/25/30	1,735	1,791
	Goldman Sachs Group Inc.	4.692%	10/23/30	1,490	1,480
	Goldman Sachs Group Inc.	5.207%	1/28/31	3,510	3,558
	Golub Capital BDC Inc.	7.050%	12/5/28	1,210	1,265
[4]	Golub Capital Private Credit Fund	5.875%	5/1/30	1,254	1,241
[9]	Groupe des Assurances du Credit Mutuel SADIR	3.750%	4/30/29	400	440
	Hanover Insurance Group Inc.	4.500%	4/15/26	300	299
	Horace Mann Educators Corp.	7.250%	9/15/28	139	150
[4]	Howden UK Refinance plc / Howden UK Refinance 2 plc / Howden US Refinance LLC	7.250%	2/15/31	150	151
[4]	HPS Corporate Lending Fund	5.450%	1/14/28	3,850	3,835
	HSBC Holdings plc	5.887%	8/14/27	671	681
	HSBC Holdings plc	4.041%	3/13/28	1,540	1,521
	HSBC Holdings plc	5.597%	5/17/28	1,930	1,961
	HSBC Holdings plc	4.755%	6/9/28	1,714	1,712
	HSBC Holdings plc	5.210%	8/11/28	700	707
	HSBC Holdings plc	2.013%	9/22/28	350	327
	HSBC Holdings plc	7.390%	11/3/28	3,105	3,300

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HSBC Holdings plc	5.130%	11/19/28	1,760	1,774
	HSBC Holdings plc	4.899%	3/3/29	2,090	2,094
	HSBC Holdings plc	6.161%	3/9/29	1,641	1,701
	HSBC Holdings plc	4.583%	6/19/29	620	614
	HSBC Holdings plc	2.206%	8/17/29	1,690	1,548
	HSBC Holdings plc	5.546%	3/4/30	2,755	2,815
	HSBC Holdings plc	3.973%	5/22/30	4,415	4,249
	HSBC Holdings plc	5.286%	11/19/30	1,989	2,010
	HSBC Holdings plc	5.130%	3/3/31	1,670	1,675
[9]	HSBC Holdings plc	6.364%	11/16/32	400	462
	Huntington Bancshares Inc.	4.443%	8/4/28	851	845
	Huntington Bancshares Inc.	6.208%	8/21/29	3,800	3,955
	Huntington Bancshares Inc.	5.272%	1/15/31	1,714	1,730
	Huntington National Bank	4.871%	4/12/28	2,356	2,365
	Huntington National Bank	4.552%	5/17/28	300	299
	Huntington National Bank	5.650%	1/10/30	372	384
	ING Groep NV	1.726%	4/1/27	237	230
	ING Groep NV	6.083%	9/11/27	373	381
	ING Groep NV	4.550%	10/2/28	576	573
	Intercontinental Exchange Inc.	4.000%	9/15/27	1,520	1,507
	Intercontinental Exchange Inc.	3.625%	9/1/28	3,215	3,136
	Jefferies Financial Group Inc.	5.875%	7/21/28	740	760
	Jefferies Financial Group Inc.	4.150%	1/23/30	432	414
	JPMorgan Chase & Co.	1.040%	2/4/27	1,160	1,126
	JPMorgan Chase & Co.	1.578%	4/22/27	2,799	2,714
	JPMorgan Chase & Co.	1.470%	9/22/27	1,495	1,430
	JPMorgan Chase & Co.	5.040%	1/23/28	1,080	1,089
	JPMorgan Chase & Co.	3.782%	2/1/28	2,105	2,076
	JPMorgan Chase & Co.	2.947%	2/24/28	155	151
	JPMorgan Chase & Co.	5.571%	4/22/28	1,800	1,836
	JPMorgan Chase & Co.	4.323%	4/26/28	4,554	4,532
	JPMorgan Chase & Co.	3.540%	5/1/28	760	745
	JPMorgan Chase & Co.	2.182%	6/1/28	2,309	2,196
	JPMorgan Chase & Co.	4.979%	7/22/28	1,604	1,618
	JPMorgan Chase & Co.	4.851%	7/25/28	185	186
	JPMorgan Chase & Co.	4.505%	10/22/28	1,460	1,458
	JPMorgan Chase & Co.	4.915%	1/24/29	1,850	1,867
	JPMorgan Chase & Co.	4.005%	4/23/29	3,600	3,538
	JPMorgan Chase & Co.	2.069%	6/1/29	752	696
	JPMorgan Chase & Co.	4.203%	7/23/29	1,380	1,361
	JPMorgan Chase & Co.	5.299%	7/24/29	750	765
	JPMorgan Chase & Co.	6.087%	10/23/29	910	952
	JPMorgan Chase & Co.	5.012%	1/23/30	1,560	1,577
	JPMorgan Chase & Co.	5.581%	4/22/30	2,620	2,702
	JPMorgan Chase & Co.	3.702%	5/6/30	1,125	1,081
	JPMorgan Chase & Co.	4.565%	6/14/30	807	802
	JPMorgan Chase & Co.	4.995%	7/22/30	4,688	4,730
	JPMorgan Chase & Co.	4.603%	10/22/30	1,810	1,796
	JPMorgan Chase & Co.	5.140%	1/24/31	2,750	2,794
	JPMorgan Chase & Co.	4.493%	3/24/31	870	859
	KeyCorp	2.550%	10/1/29	530	479
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	135	135
[4]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	7.000%	7/15/31	15	15
	Lloyds Banking Group plc	3.750%	1/11/27	1,000	986
	Lloyds Banking Group plc	1.627%	5/11/27	545	527
	Lloyds Banking Group plc	5.985%	8/7/27	1,050	1,067
	Lloyds Banking Group plc	3.750%	3/18/28	550	540
[6,11]	Lloyds Banking Group plc, 3M Australian Bank Bill Rate + 2.000%	6.114%	3/17/29	640	408
	LPL Holdings Inc.	5.700%	5/20/27	565	574
	LPL Holdings Inc.	6.750%	11/17/28	420	444
	LPL Holdings Inc.	5.200%	3/15/30	1,534	1,539
[4]	Lseg US Fin Corp.	4.875%	3/28/27	740	746
	M&T Bank Corp.	4.553%	8/16/28	3,946	3,918
	M&T Bank Corp.	7.413%	10/30/29	5,321	5,729
[11]	Macquarie Bank Ltd.	6.082%	6/7/32	120	77
[6,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 1.550%	5.664%	6/17/31	570	358
[6,11]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.700%	6.811%	6/7/32	210	135
	Manufacturers & Traders Trust Co.	3.400%	8/17/27	501	485
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	3,661	3,666
	Marsh & McLennan Cos. Inc.	4.650%	3/15/30	4,040	4,048

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	2,845	2,738
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	760	727
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	1,760	1,692
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	600	606
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	160	163
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	1,300	1,328
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	1,320	1,342
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	810	825
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/31	2,170	2,204
	Mizuho Financial Group Inc.	5.667%	5/27/29	823	846
	Morgan Stanley	4.350%	9/8/26	1,505	1,498
	Morgan Stanley	3.950%	4/23/27	892	882
	Morgan Stanley	1.593%	5/4/27	2,005	1,941
	Morgan Stanley	1.512%	7/20/27	2,450	2,355
	Morgan Stanley	2.475%	1/21/28	2,875	2,773
	Morgan Stanley	5.652%	4/13/28	1,667	1,701
	Morgan Stanley	4.210%	4/20/28	900	893
[6]	Morgan Stanley	3.591%	7/22/28	1,610	1,569
	Morgan Stanley	6.296%	10/18/28	3,100	3,224
	Morgan Stanley	3.772%	1/24/29	1,000	978
	Morgan Stanley	5.123%	2/1/29	2,160	2,189
	Morgan Stanley	5.164%	4/20/29	6,440	6,525
	Morgan Stanley	5.449%	7/20/29	1,120	1,145
	Morgan Stanley	6.407%	11/1/29	940	992
	Morgan Stanley	5.173%	1/16/30	1,300	1,317
[9]	Morgan Stanley	3.790%	3/21/30	200	221
	Morgan Stanley	5.656%	4/18/30	2,620	2,701
	Morgan Stanley	5.042%	7/19/30	6,263	6,310
	Morgan Stanley	4.654%	10/18/30	2,830	2,807
	Morgan Stanley	5.230%	1/15/31	2,573	2,614
	Morgan Stanley Bank NA	4.447%	10/15/27	605	604
	Morgan Stanley Bank NA	4.952%	1/14/28	1,500	1,510
	Morgan Stanley Bank NA	5.504%	5/26/28	1,070	1,090
	Morgan Stanley Bank NA	4.968%	7/14/28	5,543	5,590
	Morgan Stanley Bank NA	5.016%	1/12/29	2,510	2,539
	Nasdaq Inc.	5.350%	6/28/28	1,342	1,374
	National Bank of Canada	4.702%	3/5/27	920	921
	National Bank of Canada	5.600%	12/18/28	740	762
	National Bank of Canada	4.500%	10/10/29	810	801
[4]	National Securities Clearing Corp.	4.900%	6/26/29	2,280	2,313
[4]	Nationstar Mortgage Holdings Inc.	5.000%	2/1/26	190	189
	NatWest Group plc	5.847%	3/2/27	371	375
	NatWest Group plc	1.642%	6/14/27	660	637
	NatWest Group plc	5.583%	3/1/28	1,150	1,169
	NatWest Group plc	3.073%	5/22/28	340	329
	NatWest Group plc	5.516%	9/30/28	625	636
	NatWest Group plc	4.892%	5/18/29	430	430
	NatWest Group plc	5.076%	1/27/30	820	825
	NatWest Group plc	4.445%	5/8/30	225	220
[12]	NatWest Group plc	3.622%	8/14/30	400	515
	NatWest Group plc	4.964%	8/15/30	2,329	2,330
[12]	NatWest Group plc	2.105%	11/28/31	831	1,020
[9]	NIBC Bank NV	6.000%	11/16/28	400	474
[9]	NIBC Bank NV	4.500%	6/12/35	200	217
	NMI Holdings Inc.	6.000%	8/15/29	375	381
	Nomura Holdings Inc.	5.594%	7/2/27	1,802	1,836
	Nomura Holdings Inc.	5.386%	7/6/27	600	608
	Nomura Holdings Inc.	5.842%	1/18/28	690	708
	Nomura Holdings Inc.	6.070%	7/12/28	977	1,014
	Nomura Holdings Inc.	3.103%	1/16/30	618	569
	Northern Trust Corp.	3.375%	5/8/32	1,080	1,044
[4]	Nuveen LLC	5.550%	1/15/30	560	577
	OneMain Finance Corp.	3.875%	9/15/28	40	37
	OneMain Finance Corp.	6.625%	5/15/29	215	216
[4]	Panther Escrow Issuer LLC	7.125%	6/1/31	80	81
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.750%	5/24/26	1,270	1,284
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/27	540	546
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	70	72
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	1,378	1,430
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.250%	2/1/30	1,058	1,071

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Phoenix Group Holdings plc	6.625%	12/18/25	775	1,008
	PNC Bank NA	2.700%	10/22/29	1,110	1,016
	PNC Financial Services Group Inc.	6.615%	10/20/27	1,160	1,195
	PNC Financial Services Group Inc.	5.582%	6/12/29	8,190	8,420
	PNC Financial Services Group Inc.	5.492%	5/14/30	5,328	5,471
	PNC Financial Services Group Inc.	5.222%	1/29/31	2,550	2,594
	Principal Financial Group Inc.	3.100%	11/15/26	175	171
	Principal Financial Group Inc.	3.700%	5/15/29	291	281
	Progressive Corp.	3.200%	3/26/30	404	379
[4]	Protective Life Global Funding	1.618%	4/15/26	670	651
[9]	Raiffeisen Bank International AG	2.875%	6/18/32	300	316
[9]	Raiffeisen Bank International AG	1.375%	6/17/33	400	398
	Regions Financial Corp.	5.722%	6/6/30	6,546	6,703
[4]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	140	134
[12]	Rothesay Life plc	8.000%	10/30/25	645	845
[12]	Rothesay Life plc	3.375%	7/12/26	500	631
	Royal Bank of Canada	3.625%	5/4/27	560	552
	Royal Bank of Canada	5.069%	7/23/27	3,150	3,170
	Royal Bank of Canada	4.510%	10/18/27	1,310	1,309
	Royal Bank of Canada	6.000%	11/1/27	1,870	1,942
	Royal Bank of Canada	4.900%	1/12/28	1,260	1,274
	Royal Bank of Canada	4.522%	10/18/28	3,915	3,905
	Royal Bank of Canada	4.965%	1/24/29	4,900	4,937
	Royal Bank of Canada	4.969%	8/2/30	5,390	5,424
	Royal Bank of Canada	4.650%	10/18/30	2,513	2,493
	Royal Bank of Canada	5.153%	2/4/31	5,650	5,719
[4]	Ryan Specialty LLC	5.875%	8/1/32	30	30
	Santander UK Group Holdings plc	6.833%	11/21/26	1,730	1,751
[9]	SCOR SE	3.000%	6/8/46	300	323
	Sixth Street Lending Partners	6.500%	3/11/29	1,561	1,595
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	300	291
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	1,140	1,183
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	580	587
[9]	Skandinaviska Enskilda Banken AB	5.000%	8/17/33	345	389
[4]	Societe Generale SA	5.500%	4/13/29	610	618
[4]	Standard Chartered plc	5.545%	1/21/29	620	630
[4]	Starwood Property Trust Inc.	7.250%	4/1/29	15	15
[4]	Starwood Property Trust Inc.	6.000%	4/15/30	75	74
[4,8]	Starwood Property Trust Inc.	6.500%	10/15/30	55	55
	State Street Bank & Trust Co.	4.782%	11/23/29	1,990	2,009
	State Street Corp.	3.031%	11/1/34	1,544	1,406
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	860	875
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,500	1,466
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,660	1,589
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	680	670
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	600	577
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	1,260	1,293
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	324	316
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	570	591
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	470	430
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	1,294	1,322
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/30	800	815
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	650	569
[4]	Swedbank AB	4.998%	11/20/29	1,100	1,115
[9]	Swedbank AB	3.625%	8/23/32	300	327
	Synovus Bank	5.625%	2/15/28	840	844
	Synovus Financial Corp.	6.168%	11/1/30	2,852	2,887
[9]	Talanx AG	2.250%	12/5/47	700	731
	Toronto-Dominion Bank	4.568%	12/17/26	810	811
	Toronto-Dominion Bank	5.156%	1/10/28	1,496	1,521
	Toronto-Dominion Bank	4.861%	1/31/28	4,560	4,607
	Toronto-Dominion Bank	5.523%	7/17/28	850	874
	Toronto-Dominion Bank	4.783%	12/17/29	2,870	2,872
	Toronto-Dominion Bank	3.625%	9/15/31	460	451
	Truist Financial Corp.	6.047%	6/8/27	306	311
	Truist Financial Corp.	4.873%	1/26/29	2,073	2,084
	Truist Financial Corp.	7.161%	10/30/29	1,430	1,539
	Truist Financial Corp.	5.435%	1/24/30	552	563
	UBS AG	5.000%	7/9/27	2,557	2,585
	UBS AG	7.500%	2/15/28	1,765	1,901

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UBS AG	5.650%	9/11/28	3,190	3,296
[4]	UBS Group AG	4.282%	1/9/28	2,210	2,183
[4]	UBS Group AG	4.253%	3/23/28	610	602
[9]	UBS Group AG	7.750%	3/1/29	400	487
[4]	UBS Group AG	5.428%	2/8/30	5,890	5,991
[4]	UBS Group AG	3.126%	8/13/30	1,000	930
[4]	UBS Group AG	5.617%	9/13/30	3,500	3,590
[4]	United Wholesale Mortgage LLC	5.500%	11/15/25	255	254
	US Bancorp	4.548%	7/22/28	3,466	3,465
	US Bancorp	4.653%	2/1/29	1,571	1,572
	US Bancorp	5.775%	6/12/29	3,500	3,609
	US Bancorp	5.384%	1/23/30	980	999
	US Bancorp	5.100%	7/23/30	1,232	1,245
	US Bancorp	5.046%	2/12/31	4,172	4,212
[6,9]	US Bancorp, 3M EURIBOR + 0.800%	3.329%	5/21/28	400	432
	US Bank NA	4.507%	10/22/27	2,270	2,268
[4]	UWM Holdings LLC	6.625%	2/1/30	30	30
	Verisk Analytics Inc.	4.125%	3/15/29	340	334
	Voya Financial Inc.	3.650%	6/15/26	440	435
[14]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	517	—
	Wells Fargo & Co.	3.000%	4/22/26	1,291	1,273
	Wells Fargo & Co.	4.100%	6/3/26	1,810	1,798
	Wells Fargo & Co.	3.000%	10/23/26	2,730	2,669
	Wells Fargo & Co.	4.300%	7/22/27	800	796
	Wells Fargo & Co.	4.900%	1/24/28	800	805
	Wells Fargo & Co.	3.526%	3/24/28	3,535	3,463
	Wells Fargo & Co.	5.707%	4/22/28	1,130	1,154
	Wells Fargo & Co.	3.584%	5/22/28	6,015	5,888
	Wells Fargo & Co.	2.393%	6/2/28	2,509	2,394
	Wells Fargo & Co.	4.808%	7/25/28	2,658	2,667
	Wells Fargo & Co.	5.574%	7/25/29	3,570	3,666
	Wells Fargo & Co.	6.303%	10/23/29	750	788
	Wells Fargo & Co.	5.198%	1/23/30	1,605	1,632
[9]	Wells Fargo & Co.	1.741%	5/4/30	700	712
	Wells Fargo & Co.	2.879%	10/30/30	600	553
	Wells Fargo & Co.	5.244%	1/24/31	3,180	3,233
	Westpac Banking Corp.	4.322%	11/23/31	925	917
[6,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	5.424%	11/11/27	1,200	760
[6,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	5.844%	1/29/31	100	63
[6,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.880%	6.268%	4/3/34	300	190
[6,11]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 2.300%	6.417%	6/23/33	200	128
	Willis North America Inc.	4.650%	6/15/27	725	725
	Willis North America Inc.	4.500%	9/15/28	490	486
	Willis North America Inc.	2.950%	9/15/29	506	467
					710,758
Health Care (8.0%)
[4,8]	1261229 BC Ltd.	10.000%	4/15/32	65	65
	AbbVie Inc.	4.800%	3/15/27	16,407	16,575
	AbbVie Inc.	4.800%	3/15/29	15,990	16,191
	AbbVie Inc.	3.200%	11/21/29	7,305	6,901
	Agilent Technologies Inc.	4.200%	9/9/27	3,845	3,822
[4]	Alcon Finance Corp.	2.750%	9/23/26	650	633
[9]	American Medical Systems Europe BV	3.375%	3/8/29	500	546
	Amgen Inc.	2.200%	2/21/27	1,658	1,593
	Amgen Inc.	3.200%	11/2/27	363	353
	Amgen Inc.	5.150%	3/2/28	7,430	7,563
	Amgen Inc.	2.450%	2/21/30	1,228	1,109
	Amgen Inc.	5.250%	3/2/30	1,260	1,289
	Astrazeneca Finance LLC	4.875%	3/3/28	1,735	1,763
	Astrazeneca Finance LLC	1.750%	5/28/28	330	305
	Astrazeneca Finance LLC	4.850%	2/26/29	3,565	3,616
	Baxter International Inc.	1.915%	2/1/27	7,530	7,183
	Baxter International Inc.	2.272%	12/1/28	2,755	2,531
	Baxter International Inc.	3.950%	4/1/30	440	424
	Becton Dickinson & Co.	3.700%	6/6/27	4,120	4,048
	Becton Dickinson & Co.	4.693%	2/13/28	755	758
	Becton Dickinson & Co.	4.874%	2/8/29	1,550	1,560
	Becton Dickinson & Co.	5.081%	6/7/29	945	959
[9]	Becton Dickinson Euro Finance Sarl	3.553%	9/13/29	400	438

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bristol-Myers Squibb Co.	4.900%	2/22/29	1,070	1,088
	Cardinal Health Inc.	4.700%	11/15/26	2,420	2,429
	Cardinal Health Inc.	3.410%	6/15/27	40	39
	Cardinal Health Inc.	5.125%	2/15/29	1,500	1,523
	Cardinal Health Inc.	5.000%	11/15/29	2,020	2,036
	Cencora Inc.	3.450%	12/15/27	1,593	1,551
	Cencora Inc.	4.625%	12/15/27	735	737
	Cencora Inc.	4.850%	12/15/29	775	779
	Centene Corp.	4.250%	12/15/27	270	264
	Centene Corp.	2.450%	7/15/28	735	671
	Centene Corp.	4.625%	12/15/29	4,256	4,078
	Centene Corp.	3.375%	2/15/30	2,000	1,810
[4]	CHS / Community Health Systems Inc.	5.625%	3/15/27	90	86
[4]	CHS / Community Health Systems Inc.	10.875%	1/15/32	140	138
	Cigna Group	3.400%	3/1/27	2,000	1,962
	Cigna Group	4.375%	10/15/28	1,190	1,181
	CVS Health Corp.	2.875%	6/1/26	3,870	3,792
	CVS Health Corp.	3.000%	8/15/26	1,500	1,466
	CVS Health Corp.	3.625%	4/1/27	4,105	4,026
	CVS Health Corp.	1.300%	8/21/27	2,582	2,385
	CVS Health Corp.	4.300%	3/25/28	3,673	3,627
	CVS Health Corp.	5.000%	1/30/29	1,800	1,809
	CVS Health Corp.	5.400%	6/1/29	2,490	2,537
	CVS Health Corp.	3.250%	8/15/29	2,105	1,965
	CVS Health Corp.	5.125%	2/21/30	1,148	1,155
[4]	DaVita Inc.	4.625%	6/1/30	50	46
	Elevance Health Inc.	4.101%	3/1/28	1,360	1,345
	Elevance Health Inc.	5.150%	6/15/29	900	918
	Elevance Health Inc.	2.875%	9/15/29	280	260
	Elevance Health Inc.	4.750%	2/15/30	1,565	1,573
[4]	Endo Finance Holdings Inc.	8.500%	4/15/31	15	16
	GE HealthCare Technologies Inc.	5.650%	11/15/27	4,425	4,542
	GE HealthCare Technologies Inc.	4.800%	8/14/29	595	597
	GE HealthCare Technologies Inc.	5.857%	3/15/30	2,772	2,894
	Gilead Sciences Inc.	2.950%	3/1/27	260	253
	Gilead Sciences Inc.	4.800%	11/15/29	2,015	2,034
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	1,840	1,816
	HCA Inc.	5.250%	6/15/26	2,520	2,527
	HCA Inc.	4.500%	2/15/27	2,423	2,415
	HCA Inc.	5.000%	3/1/28	590	595
	HCA Inc.	5.875%	2/1/29	385	397
	HCA Inc.	5.250%	3/1/30	990	1,002
[4]	Highmark Inc.	1.450%	5/10/26	1,460	1,404
	Humana Inc.	5.750%	3/1/28	2,185	2,245
	Illumina Inc.	4.650%	9/9/26	1,540	1,539
	McKesson Corp.	3.950%	2/16/28	966	953
	McKesson Corp.	4.900%	7/15/28	695	706
[4]	Medline Borrower LP / Medline Co-Issuer Inc.	6.250%	4/1/29	20	20
[4]	Organon & Co. / Organon Foreign Debt Co-Issuer BV	4.125%	4/30/28	30	28
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/28	13,935	13,961
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	280	273
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	510	464
	Quest Diagnostics Inc.	3.450%	6/1/26	100	99
	Quest Diagnostics Inc.	4.600%	12/15/27	770	774
	Quest Diagnostics Inc.	4.200%	6/30/29	425	418
	Quest Diagnostics Inc.	4.625%	12/15/29	880	877
	Revvity Inc.	3.300%	9/15/29	605	566
[4]	Roche Holdings Inc.	4.790%	3/8/29	3,920	3,981
	Royalty Pharma plc	1.750%	9/2/27	1,000	933
	Stryker Corp.	3.650%	3/7/28	31	30
	Stryker Corp.	4.250%	9/11/29	2,050	2,027
	Stryker Corp.	4.850%	2/10/30	835	843
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	333	337
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	1,305	1,152
	Tenet Healthcare Corp.	4.250%	6/1/29	38	36
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/26	515	499
	Teva Pharmaceutical Finance Netherlands III BV	4.750%	5/9/27	20	20
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/29	10	10
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	520	531
	UnitedHealth Group Inc.	3.875%	12/15/28	360	354

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	4.250%	1/15/29	1,020	1,014
	Utah Acquisition Sub Inc.	3.950%	6/15/26	1,995	1,969
	Zimmer Biomet Holdings Inc.	4.700%	2/19/27	3,000	3,010
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	1,345	1,375
	Zimmer Biomet Holdings Inc.	5.050%	2/19/30	4,200	4,244
	Zoetis Inc.	3.000%	9/12/27	790	764
					194,045
Industrials (5.3%)
[4]	Air Canada	3.875%	8/15/26	185	181
	Allegion plc	3.500%	10/1/29	492	467
[4]	Allison Transmission Inc.	4.750%	10/1/27	60	59
[4]	American Airlines Inc.	7.250%	2/15/28	130	129
[4]	Atkore Inc.	4.250%	6/1/31	25	22
[11]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	1,090	645
[4]	Axon Enterprise Inc.	6.125%	3/15/30	55	56
[4]	BAE Systems plc	5.000%	3/26/27	1,190	1,201
[4]	BAE Systems plc	5.125%	3/26/29	1,910	1,937
	Boeing Co.	2.750%	2/1/26	5,400	5,307
	Boeing Co.	2.196%	2/4/26	14,979	14,656
	Boeing Co.	5.040%	5/1/27	295	296
	Boeing Co.	6.259%	5/1/27	910	936
	Boeing Co.	3.250%	2/1/28	1,185	1,136
	Boeing Co.	3.200%	3/1/29	1,530	1,436
	Boeing Co.	6.298%	5/1/29	3,404	3,567
	Boeing Co.	5.150%	5/1/30	534	537
	Boeing Co.	6.388%	5/1/31	1,102	1,174
[11]	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	90	56
[11]	Brisbane Airport Corp. Pty Ltd.	4.500%	12/30/30	310	188
[4]	BWX Technologies Inc.	4.125%	6/30/28	180	170
	Canadian Pacific Railway Co.	1.750%	12/2/26	1,090	1,043
	Canadian Pacific Railway Co.	4.000%	6/1/28	1,135	1,116
	Canadian Pacific Railway Co.	2.050%	3/5/30	130	115
	Carrier Global Corp.	2.722%	2/15/30	920	841
	Caterpillar Financial Services Corp.	4.700%	11/15/29	2,818	2,847
[4]	Clean Harbors Inc.	4.875%	7/15/27	205	202
	CNH Industrial Capital LLC	1.450%	7/15/26	1,630	1,568
	CNH Industrial Capital LLC	4.550%	4/10/28	1,200	1,197
	CNH Industrial Capital LLC	5.500%	1/12/29	930	955
	CSX Corp.	3.800%	3/1/28	548	540
[4]	Daimler Truck Finance North America LLC	4.950%	1/13/28	505	508
[4]	Daimler Truck Finance North America LLC	5.125%	1/19/28	530	535
[4]	Daimler Truck Finance North America LLC	5.400%	9/20/28	1,050	1,070
[4]	Daimler Truck Finance North America LLC	5.250%	1/13/30	2,835	2,862
[4,5]	Delta Air Lines Inc. / SkyMiles IP Ltd.	4.750%	10/20/28	3,965	3,946
[4]	FedEx Corp.	3.400%	2/15/28	544	523
[9]	Fortive Corp.	3.700%	8/15/29	278	307
[4]	Gates Corp.	6.875%	7/1/29	120	122
[9]	Highland Holdings Sarl	2.875%	11/19/27	300	324
	Hillenbrand Inc.	6.250%	2/15/29	105	105
	Honeywell International Inc.	4.875%	9/1/29	560	570
	Honeywell International Inc.	4.700%	2/1/30	1,046	1,052
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	1,179	1,143
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	92	84
	Huntington Ingalls Industries Inc.	5.353%	1/15/30	1,970	1,997
	Ingersoll Rand Inc.	5.197%	6/15/27	2,090	2,119
	Ingersoll Rand Inc.	5.400%	8/14/28	300	307
	Ingersoll Rand Inc.	5.176%	6/15/29	2,010	2,044
[4]	JetBlue Airways Corp. / JetBlue Loyalty LP	9.875%	9/20/31	62	61
	John Deere Capital Corp.	4.500%	1/16/29	1,620	1,627
	L3Harris Technologies Inc.	3.850%	12/15/26	780	771
	L3Harris Technologies Inc.	5.400%	1/15/27	2,790	2,831
	L3Harris Technologies Inc.	4.400%	6/15/28	23	23
	L3Harris Technologies Inc.	5.050%	6/1/29	2,110	2,134
	L3Harris Technologies Inc.	2.900%	12/15/29	722	665
	Lennox International Inc.	1.700%	8/1/27	200	187
	Lockheed Martin Corp.	4.450%	5/15/28	720	723
	Lockheed Martin Corp.	4.500%	2/15/29	1,360	1,364
[11]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	1,150	694
[4]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	3,765	3,781

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Mueller Water Products Inc.	4.000%	6/15/29	110	102
	Nordson Corp.	4.500%	12/15/29	1,600	1,574
	Northrop Grumman Corp.	3.200%	2/1/27	2,650	2,595
	Northrop Grumman Corp.	3.250%	1/15/28	4,838	4,684
	Northrop Grumman Corp.	4.600%	2/1/29	6,044	6,064
	Otis Worldwide Corp.	5.250%	8/16/28	1,315	1,344
	Otis Worldwide Corp.	2.565%	2/15/30	1,138	1,031
[11]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	370	231
	Parker-Hannifin Corp.	3.250%	3/1/27	60	59
	Parker-Hannifin Corp.	4.250%	9/15/27	1,370	1,367
	Parker-Hannifin Corp.	3.250%	6/14/29	930	885
[11]	Qantas Airways Ltd.	4.750%	10/12/26	400	250
[11]	Qantas Airways Ltd.	3.150%	9/27/28	350	205
[4]	Raven Acquisition Holdings LLC	6.875%	11/15/31	35	34
	Regal Rexnord Corp.	6.050%	4/15/28	465	476
	RELX Capital Inc.	4.750%	3/27/30	1,100	1,107
	Republic Services Inc.	3.375%	11/15/27	875	854
	Republic Services Inc.	4.875%	4/1/29	910	922
	Republic Services Inc.	4.750%	7/15/30	660	663
[4]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	45	42
	RTX Corp.	5.750%	11/8/26	3,670	3,737
	RTX Corp.	3.500%	3/15/27	1,349	1,325
	RTX Corp.	3.125%	5/4/27	985	958
	RTX Corp.	4.125%	11/16/28	125	123
	RTX Corp.	5.750%	1/15/29	780	812
	Ryder System Inc.	1.750%	9/1/26	710	682
	Ryder System Inc.	2.850%	3/1/27	1,167	1,129
	Ryder System Inc.	5.300%	3/15/27	830	841
	Ryder System Inc.	5.650%	3/1/28	350	360
	Ryder System Inc.	5.250%	6/1/28	735	748
	Ryder System Inc.	6.300%	12/1/28	3,250	3,428
	Ryder System Inc.	5.375%	3/15/29	1,310	1,339
[4]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	600	559
	Southwest Airlines Co.	3.000%	11/15/26	200	195
	Southwest Airlines Co.	5.125%	6/15/27	2,331	2,347
	Southwest Airlines Co.	3.450%	11/16/27	541	525
	Spirit AeroSystems Inc.	4.600%	6/15/28	45	43
[4]	Spirit AeroSystems Inc.	9.750%	11/15/30	120	133
[4]	Stonepeak Nile Parent LLC	7.250%	3/15/32	10	10
[4]	TransDigm Inc.	6.750%	8/15/28	65	66
[4]	TransDigm Inc.	6.375%	3/1/29	320	323
[12]	Traton Finance Luxembourg SA	5.625%	1/16/29	800	1,029
[4]	Triumph Group Inc.	9.000%	3/15/28	71	75
	Tyco Electronics Group SA	3.125%	8/15/27	1,025	996
	Tyco Electronics Group SA	4.625%	2/1/30	660	659
[4]	United Airlines Inc.	4.375%	4/15/26	67	66
[5]	United Airlines Pass Through Trust Class A Series 2020-1	5.875%	4/15/29	60	61
	Veralto Corp.	5.500%	9/18/26	1,430	1,448
	Veralto Corp.	5.350%	9/18/28	410	420
	Waste Management Inc.	1.150%	3/15/28	100	91
[4]	Waste Pro USA Inc.	7.000%	2/1/33	10	10
[4]	WESCO Distribution Inc.	6.375%	3/15/29	100	101
[4]	WESCO Distribution Inc.	6.375%	3/15/33	40	40
					128,227
Materials (2.0%)
	Air Products & Chemicals Inc.	4.600%	2/8/29	385	388
[4]	Alumina Pty Ltd.	6.125%	3/15/30	45	45
[4]	Amcor Flexibles North America Inc.	4.800%	3/17/28	1,907	1,918
[4]	Amcor Flexibles North America Inc.	5.100%	3/17/30	1,090	1,100
[4]	Anglo American Capital plc	4.500%	3/15/28	214	213
	Antofagasta plc	2.375%	10/14/30	325	280
	ArcelorMittal SA	6.550%	11/29/27	131	136
	Avery Dennison Corp.	4.875%	12/6/28	577	580
[4]	Berry Global Inc.	4.500%	2/15/26	75	74
[4]	Berry Global Inc.	4.875%	7/15/26	214	214
	Berry Global Inc.	1.650%	1/15/27	1,075	1,020
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	5,120	5,171
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	1,800	1,837
[4]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	273	274

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Canpack SA / Canpack US LLC	3.125%	11/1/25	15	15
[4]	Canpack SA / Canpack US LLC	3.875%	11/15/29	130	118
[4]	Chemours Co.	5.750%	11/15/28	110	102
[4]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	1,200	1,181
[4]	Cleveland-Cliffs Inc.	6.875%	11/1/29	260	255
[4,8]	Clydesdale Acquisition Holdings Inc.	6.750%	4/15/32	40	40
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	835	814
	Corp. Nacional del Cobre de Chile	3.000%	9/30/29	500	457
	Eastman Chemical Co.	4.500%	12/1/28	302	300
	Eastman Chemical Co.	5.000%	8/1/29	1,135	1,141
[4]	Element Solutions Inc.	3.875%	9/1/28	115	108
[4]	First Quantum Minerals Ltd.	9.375%	3/1/29	185	194
	Freeport Indonesia PT	4.763%	4/14/27	890	885
	Freeport-McMoRan Inc.	4.375%	8/1/28	650	641
	Freeport-McMoRan Inc.	4.250%	3/1/30	560	540
[4]	Georgia-Pacific LLC	0.950%	5/15/26	2,940	2,831
[4]	Georgia-Pacific LLC	2.100%	4/30/27	1,770	1,692
[4,8]	Glencore Funding LLC	4.907%	4/1/28	1,320	1,325
[4]	Graphic Packaging International LLC	4.750%	7/15/27	65	64
[4]	Graphic Packaging International LLC	3.500%	3/15/28	20	19
	GUSAP III LP	4.250%	1/21/30	335	320
[4]	Hudbay Minerals Inc.	4.500%	4/1/26	45	44
	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.750%	5/15/25	700	699
[4]	Kaiser Aluminum Corp.	4.625%	3/1/28	85	81
[4]	Magnera Corp.	7.250%	11/15/31	100	97
	Mosaic Co.	5.375%	11/15/28	570	583
[4]	Novelis Corp.	3.250%	11/15/26	75	73
[4]	Novelis Inc.	6.875%	1/30/30	145	147
	Nucor Corp.	4.300%	5/23/27	500	499
	Nutrien Ltd.	4.500%	3/12/27	740	741
	Nutrien Ltd.	5.200%	6/21/27	2,115	2,140
	Nutrien Ltd.	4.900%	3/27/28	1,845	1,861
	Nutrien Ltd.	4.200%	4/1/29	565	554
[4]	Olympus Water US Holding Corp.	9.750%	11/15/28	205	213
	Owens Corning	5.500%	6/15/27	730	744
[4]	Owens-Brockway Glass Container Inc.	6.625%	5/13/27	95	95
[4]	Quikrete Holdings Inc.	6.375%	3/1/32	115	116
[4]	Quikrete Holdings Inc.	6.750%	3/1/33	30	30
	Rio Tinto Finance USA plc	4.500%	3/14/28	1,260	1,267
	Rio Tinto Finance USA plc	4.875%	3/14/30	1,890	1,909
	RPM International Inc.	3.750%	3/15/27	2,010	1,977
[4]	Sealed Air Corp. / Sealed Air Corp. US	6.125%	2/1/28	215	215
	Sherwin-Williams Co.	4.550%	3/1/28	675	676
[4]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	1,450	1,470
[4]	SNF Group SACA	3.125%	3/15/27	360	343
	Suzano Austria GmbH	6.000%	1/15/29	1,855	1,891
	Vulcan Materials Co.	4.950%	12/1/29	546	550
	Westlake Corp.	3.600%	8/15/26	67	66
	WestRock MWV LLC	8.200%	1/15/30	790	903
[4]	WR Grace Holdings LLC	5.625%	8/15/29	60	52
	WRKCo Inc.	3.375%	9/15/27	600	582
	WRKCo Inc.	4.000%	3/15/28	300	294
					47,204
Real Estate (3.7%)
[12]	Akelius Residential Property AB	2.375%	8/15/25	800	1,022
	Alexandria Real Estate Equities Inc.	4.500%	7/30/29	71	70
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,179	1,077
	American Homes 4 Rent LP	4.900%	2/15/29	130	130
	American Tower Corp.	1.600%	4/15/26	2,920	2,832
	American Tower Corp.	1.450%	9/15/26	1,330	1,272
	American Tower Corp.	3.375%	10/15/26	1,040	1,022
	American Tower Corp.	2.750%	1/15/27	1,178	1,141
[9]	American Tower Corp.	0.400%	2/15/27	256	265
	American Tower Corp.	3.550%	7/15/27	575	562
	American Tower Corp.	3.600%	1/15/28	284	277
	American Tower Corp.	5.800%	11/15/28	510	529
	American Tower Corp.	3.950%	3/15/29	1,400	1,359
	American Tower Corp.	2.900%	1/15/30	1,038	954
[9]	Aroundtown SA	0.375%	4/15/27	400	405

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Aroundtown SA	1.450%	7/9/28	200	201
[9]	Aroundtown SA	4.800%	7/16/29	200	223
	AvalonBay Communities Inc.	2.950%	5/11/26	600	590
	AvalonBay Communities Inc.	2.900%	10/15/26	200	195
	AvalonBay Communities Inc.	1.900%	12/1/28	39	35
	AvalonBay Communities Inc.	2.300%	3/1/30	649	581
[9]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	1,100	1,153
[9]	Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/27	418	433
[9]	Blackstone Property Partners Europe Holdings Sarl	1.000%	5/4/28	600	601
[12]	Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/28	100	118
[9]	Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/29	100	107
	Boston Properties LP	2.750%	10/1/26	492	477
	Boston Properties LP	6.750%	12/1/27	620	648
	Boston Properties LP	4.500%	12/1/28	280	275
	Boston Properties LP	3.400%	6/21/29	270	252
	Brixmor Operating Partnership LP	3.900%	3/15/27	335	329
	Brixmor Operating Partnership LP	2.250%	4/1/28	240	223
	Brixmor Operating Partnership LP	4.125%	5/15/29	941	913
	Camden Property Trust	5.850%	11/3/26	1,060	1,082
	Camden Property Trust	3.150%	7/1/29	500	471
	COPT Defense Properties LP	2.000%	1/15/29	637	568
	Crown Castle Inc.	3.700%	6/15/26	2,200	2,174
	Crown Castle Inc.	1.050%	7/15/26	2,085	1,988
	Crown Castle Inc.	4.000%	3/1/27	210	207
	Crown Castle Inc.	2.900%	3/15/27	1,070	1,034
	Crown Castle Inc.	3.650%	9/1/27	48	47
	Crown Castle Inc.	5.000%	1/11/28	1,950	1,958
	Crown Castle Inc.	3.800%	2/15/28	330	321
	Crown Castle Inc.	3.100%	11/15/29	446	410
	CubeSmart LP	3.125%	9/1/26	95	93
	CubeSmart LP	2.250%	12/15/28	1,599	1,463
	CubeSmart LP	4.375%	2/15/29	854	837
[9]	Digital Dutch Finco BV	1.500%	3/15/30	200	196
	Digital Realty Trust LP	3.700%	8/15/27	575	564
	Digital Realty Trust LP	5.550%	1/15/28	4,750	4,859
	Digital Realty Trust LP	4.450%	7/15/28	175	174
	Digital Realty Trust LP	3.600%	7/1/29	2,717	2,594
	DOC DR LLC	4.300%	3/15/27	1,212	1,204
	DOC DR LLC	3.950%	1/15/28	271	266
[9]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	2.500%	1/25/27	300	314
	Equinix Inc.	1.450%	5/15/26	290	280
	Equinix Inc.	2.900%	11/18/26	680	662
	Equinix Inc.	1.800%	7/15/27	650	611
	Equinix Inc.	2.000%	5/15/28	400	370
	Equinix Inc.	3.200%	11/18/29	554	518
	ERP Operating LP	2.850%	11/1/26	246	240
	ERP Operating LP	4.150%	12/1/28	111	110
	ERP Operating LP	2.500%	2/15/30	459	415
	Essex Portfolio LP	3.625%	5/1/27	360	353
	Essex Portfolio LP	1.700%	3/1/28	300	276
	Essex Portfolio LP	3.000%	1/15/30	420	387
	Extra Space Storage LP	5.700%	4/1/28	1,880	1,931
	Extra Space Storage LP	4.000%	6/15/29	240	232
	Federal Realty OP LP	3.250%	7/15/27	323	313
	Federal Realty OP LP	3.200%	6/15/29	430	404
	Federal Realty OP LP	3.500%	6/1/30	250	233
[9]	Grand City Properties SA	0.125%	1/11/28	800	789
	Healthcare Realty Holdings LP	3.750%	7/1/27	695	680
	Healthcare Realty Holdings LP	3.100%	2/15/30	600	550
	Healthpeak OP LLC	1.350%	2/1/27	700	660
	Healthpeak OP LLC	2.125%	12/1/28	200	182
	Healthpeak OP LLC	3.500%	7/15/29	140	133
	Healthpeak OP LLC	3.000%	1/15/30	620	571
	Highwoods Realty LP	3.875%	3/1/27	762	747
	Highwoods Realty LP	4.125%	3/15/28	390	378
	Highwoods Realty LP	4.200%	4/15/29	615	590
	Highwoods Realty LP	3.050%	2/15/30	887	792
	Host Hotels & Resorts LP	3.375%	12/15/29	130	121
	Hudson Pacific Properties LP	5.950%	2/15/28	15	13
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	262	240

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kilroy Realty LP	4.750%	12/15/28	1,374	1,352
	Kilroy Realty LP	4.250%	8/15/29	316	301
	Kimco Realty OP LLC	2.800%	10/1/26	210	205
	Kimco Realty OP LLC	3.800%	4/1/27	316	311
	Mid-America Apartments LP	1.100%	9/15/26	1,045	995
	Mid-America Apartments LP	3.600%	6/1/27	106	104
	Mid-America Apartments LP	3.950%	3/15/29	716	698
	Mid-America Apartments LP	2.750%	3/15/30	211	193
	MPT Operating Partnership LP / MPT Finance Corp.	3.500%	3/15/31	135	90
[4]	MPT Operating Partnership LP / MPT Finance Corp.	8.500%	2/15/32	30	31
	NNN REIT Inc.	4.300%	10/15/28	60	59
	NNN REIT Inc.	2.500%	4/15/30	130	116
	Omega Healthcare Investors Inc.	4.500%	4/1/27	150	149
	Omega Healthcare Investors Inc.	4.750%	1/15/28	380	379
	Omega Healthcare Investors Inc.	3.625%	10/1/29	1,559	1,458
[4]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	197
[9]	P3 Group Sarl	1.625%	1/26/29	500	501
[4]	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	7.000%	2/1/30	45	45
[4]	Pebblebrook Hotel LP / PEB Finance Corp.	6.375%	10/15/29	35	35
	Piedmont Operating Partnership LP	6.875%	7/15/29	590	612
[9]	Prologis International Funding II SA	3.625%	3/7/30	200	219
	Prologis LP	2.125%	4/15/27	580	555
	Prologis LP	3.375%	12/15/27	400	390
	Prologis LP	4.875%	6/15/28	1,480	1,496
	Prologis LP	3.875%	9/15/28	13	13
	Public Storage Operating Co.	1.850%	5/1/28	1,130	1,048
	Public Storage Operating Co.	5.125%	1/15/29	640	653
	Realty Income Corp.	4.875%	6/1/26	3,480	3,492
	Realty Income Corp.	4.125%	10/15/26	1,646	1,639
[12]	Realty Income Corp.	1.875%	1/14/27	182	222
	Realty Income Corp.	3.000%	1/15/27	480	468
	Realty Income Corp.	3.200%	1/15/27	205	200
[12]	Realty Income Corp.	1.125%	7/13/27	400	473
	Realty Income Corp.	2.200%	6/15/28	280	261
	Realty Income Corp.	4.750%	2/15/29	2,160	2,165
	Realty Income Corp.	4.000%	7/15/29	380	370
[12]	Realty Income Corp.	5.000%	10/15/29	300	383
	Realty Income Corp.	3.400%	1/15/30	140	132
[9]	Realty Income Corp.	4.875%	7/6/30	519	593
	Regency Centers LP	3.600%	2/1/27	50	49
	Regency Centers LP	2.950%	9/15/29	127	118
	Sabra Health Care LP	5.125%	8/15/26	758	758
	Sabra Health Care LP	3.900%	10/15/29	1,103	1,039
	SBA Communications Corp.	3.875%	2/15/27	145	141
	Service Properties Trust	5.500%	12/15/27	65	63
	Simon Property Group LP	3.250%	11/30/26	800	785
	Simon Property Group LP	1.375%	1/15/27	1,050	995
	Store Capital LLC	4.500%	3/15/28	180	177
	Sun Communities Operating LP	2.300%	11/1/28	100	92
	Sun Communities Operating LP	5.500%	1/15/29	1,130	1,155
	UDR Inc.	2.950%	9/1/26	400	391
	UDR Inc.	3.200%	1/15/30	200	186
	Ventas Realty LP	3.250%	10/15/26	765	750
	Welltower OP LLC	4.250%	4/1/26	195	194
	Welltower OP LLC	4.250%	4/15/28	190	188
	Welltower OP LLC	2.050%	1/15/29	1,390	1,263
	Welltower OP LLC	4.125%	3/15/29	638	624
	Welltower OP LLC	3.100%	1/15/30	1,463	1,360
	Weyerhaeuser Co.	6.950%	10/1/27	151	160
[4]	XHR LP	4.875%	6/1/29	20	19
[4]	XHR LP	6.625%	5/15/30	25	25
					90,011
Technology (5.5%)
	Accenture Capital Inc.	4.050%	10/4/29	1,248	1,230
	Applied Materials Inc.	4.800%	6/15/29	707	718
	Atlassian Corp.	5.250%	5/15/29	236	240
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	2,910	2,879
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.500%	1/15/28	350	341
	Broadcom Inc.	3.459%	9/15/26	917	904

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broadcom Inc.	5.050%	7/12/27	2,865	2,900
[4]	Broadcom Inc.	1.950%	2/15/28	702	653
	Broadcom Inc.	4.150%	2/15/28	1,850	1,834
	Broadcom Inc.	4.110%	9/15/28	3,170	3,125
	Broadcom Inc.	4.750%	4/15/29	890	893
	Broadcom Inc.	5.050%	7/12/29	3,465	3,513
	Broadcom Inc.	4.350%	2/15/30	2,698	2,655
	Cadence Design Systems Inc.	4.200%	9/10/27	1,110	1,107
	Cadence Design Systems Inc.	4.300%	9/10/29	2,220	2,199
[4]	Central Parent Inc. / CDK Global Inc.	7.250%	6/15/29	65	56
[4]	Central Parent LLC / CDK Global II LLC / CDK Financing Co. Inc.	8.000%	6/15/29	15	13
	Cisco Systems Inc.	4.850%	2/26/29	2,527	2,571
[4]	Cloud Software Group Inc.	6.500%	3/31/29	121	118
[4]	Cloud Software Group Inc.	8.250%	6/30/32	130	132
	Cotiviti Corp.	0.000%	5/1/31	260	258
	Dell International LLC / EMC Corp.	6.020%	6/15/26	4,807	4,869
	Dell International LLC / EMC Corp.	4.900%	10/1/26	2,700	2,710
	Dell International LLC / EMC Corp.	6.100%	7/15/27	310	320
	Dell International LLC / EMC Corp.	5.250%	2/1/28	3,245	3,305
[8]	Dell International LLC / EMC Corp.	4.750%	4/1/28	1,560	1,566
	Dell International LLC / EMC Corp.	5.300%	10/1/29	2,480	2,524
	Dell International LLC / EMC Corp.	4.350%	2/1/30	1,516	1,482
[8]	Dell International LLC / EMC Corp.	5.000%	4/1/30	1,030	1,034
[4]	Diebold Nixdorf Inc.	7.750%	3/31/30	20	21
	DXC Technology Co.	1.800%	9/15/26	1,330	1,274
	DXC Technology Co.	2.375%	9/15/28	940	857
[4]	Ellucian Holdings Inc.	6.500%	12/1/29	60	59
[4]	Entegris Inc.	4.750%	4/15/29	120	116
[4]	Foundry JV Holdco LLC	5.900%	1/25/30	660	684
[4]	Foundry JV Holdco LLC	5.500%	1/25/31	5,300	5,384
[4]	Foundry JV Holdco LLC	6.150%	1/25/32	3,942	4,092
	Hewlett Packard Enterprise Co.	4.450%	9/25/26	4,615	4,606
	Hewlett Packard Enterprise Co.	4.400%	9/25/27	675	673
	Hewlett Packard Enterprise Co.	4.550%	10/15/29	4,437	4,389
	HP Inc.	1.450%	6/17/26	74	71
	HP Inc.	3.000%	6/17/27	650	628
	HP Inc.	4.750%	1/15/28	83	83
	Intel Corp.	3.750%	3/25/27	150	148
	Intel Corp.	3.750%	8/5/27	4,460	4,367
	Intel Corp.	4.875%	2/10/28	2,479	2,492
	Intel Corp.	2.450%	11/15/29	4,704	4,222
	Intel Corp.	5.125%	2/10/30	2,050	2,065
	Intel Corp.	3.900%	3/25/30	263	250
	International Business Machines Corp.	4.500%	2/6/28	440	442
	International Business Machines Corp.	3.500%	5/15/29	750	720
	Microchip Technology Inc.	4.900%	3/15/28	1,376	1,380
	Microchip Technology Inc.	5.050%	2/15/30	1,782	1,779
	NXP BV / NXP Funding LLC	5.550%	12/1/28	29	30
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.400%	6/1/27	870	867
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	535	524
	Oracle Corp.	2.650%	7/15/26	3,202	3,126
	Oracle Corp.	2.800%	4/1/27	1,300	1,258
	Oracle Corp.	3.250%	11/15/27	1,150	1,115
	Oracle Corp.	2.300%	3/25/28	450	423
	Oracle Corp.	4.500%	5/6/28	2,360	2,360
	Oracle Corp.	4.800%	8/3/28	2,860	2,884
	Oracle Corp.	4.200%	9/27/29	8,791	8,618
	Roper Technologies Inc.	3.800%	12/15/26	366	362
	Skyworks Solutions Inc.	1.800%	6/1/26	7,875	7,587
[4]	SS&C Technologies Inc.	5.500%	9/30/27	80	79
	Synopsys Inc.	4.550%	4/1/27	1,780	1,787
	Synopsys Inc.	4.650%	4/1/28	1,160	1,167
	Synopsys Inc.	4.850%	4/1/30	2,790	2,809
	Teledyne Technologies Inc.	1.600%	4/1/26	2,650	2,573
	Teledyne Technologies Inc.	2.250%	4/1/28	677	634
[4]	UKG Inc.	6.875%	2/1/31	65	66
	VMware LLC	1.400%	8/15/26	3,296	3,156
	VMware LLC	4.650%	5/15/27	138	138
	VMware LLC	3.900%	8/21/27	635	624
	VMware LLC	1.800%	8/15/28	2,767	2,522

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Western Digital Corp.	4.750%	2/15/26	73	73
	Workday Inc.	3.500%	4/1/27	1,350	1,324
	Workday Inc.	3.700%	4/1/29	377	363
	X Corp.	9.000%	10/26/29	60	62
					133,482
Utilities (5.7%)
	AEP Texas Inc.	5.450%	5/15/29	1,560	1,597
	AEP Transmission Co. LLC	3.100%	12/1/26	580	568
	AES Corp.	5.450%	6/1/28	1,080	1,098
[6,11]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	5.378%	1/8/26	500	313
	Alabama Power Co.	3.750%	9/1/27	1,522	1,503
[4]	Alliant Energy Finance LLC	5.400%	6/6/27	560	566
	Ameren Corp.	5.700%	12/1/26	3,980	4,049
	Ameren Corp.	1.950%	3/15/27	1,084	1,033
	Ameren Corp.	1.750%	3/15/28	690	635
	Ameren Corp.	5.000%	1/15/29	5,740	5,793
	American Electric Power Co. Inc.	5.750%	11/1/27	916	943
	American Electric Power Co. Inc.	5.200%	1/15/29	1,130	1,149
[11]	Ausgrid Finance Pty Ltd.	1.814%	2/5/27	920	547
[11]	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	380	233
[4]	Calpine Corp.	4.500%	2/15/28	110	107
[4]	Calpine Corp.	4.625%	2/1/29	65	62
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	800	819
	CenterPoint Energy Inc.	1.450%	6/1/26	2,010	1,939
	CenterPoint Energy Inc.	5.250%	8/10/26	1,740	1,755
	CenterPoint Energy Inc.	5.400%	6/1/29	2,554	2,611
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	360	367
[4]	Clearway Energy Operating LLC	4.750%	3/15/28	230	223
	Colbun SA	3.950%	10/11/27	200	196
[4]	Comision Federal de Electricidad	5.700%	1/24/30	1,512	1,480
	Consumers Energy Co.	4.650%	3/1/28	2,550	2,570
	Consumers Energy Co.	4.600%	5/30/29	1,263	1,266
	Dominion Energy Inc.	1.450%	4/15/26	1,188	1,150
	Dominion Energy Inc.	2.850%	8/15/26	500	488
	Dominion Energy Inc.	4.250%	6/1/28	64	64
	Dominion Energy Inc.	5.000%	6/15/30	2,090	2,101
	DTE Electric Co.	2.250%	3/1/30	690	619
	DTE Energy Co.	2.850%	10/1/26	1,540	1,501
	DTE Energy Co.	4.950%	7/1/27	1,530	1,542
	DTE Energy Co.	4.875%	6/1/28	610	614
	DTE Energy Co.	5.100%	3/1/29	2,300	2,329
	DTE Energy Co.	3.400%	6/15/29	905	858
	DTE Energy Co.	5.200%	4/1/30	1,290	1,306
	Duke Energy Carolinas LLC	6.000%	12/1/28	8	8
	Duke Energy Corp.	2.650%	9/1/26	709	691
	Duke Energy Corp.	4.850%	1/5/27	1,370	1,379
	Duke Energy Corp.	3.150%	8/15/27	21	20
	Duke Energy Corp.	5.000%	12/8/27	700	708
	Duke Energy Corp.	4.300%	3/15/28	1,095	1,089
	Duke Energy Corp.	3.400%	6/15/29	530	503
[4]	Electricite de France SA	5.700%	5/23/28	310	318
[4]	Electricite de France SA	4.500%	9/21/28	200	198
	Entergy Corp.	2.950%	9/1/26	3,470	3,392
	Entergy Corp.	1.900%	6/15/28	430	395
	Entergy Louisiana LLC	2.400%	10/1/26	1,200	1,167
	Essential Utilities Inc.	4.800%	8/15/27	770	773
	Evergy Kansas Central Inc.	2.550%	7/1/26	647	632
	Eversource Energy	4.750%	5/15/26	1,400	1,400
	Eversource Energy	1.400%	8/15/26	710	679
	Eversource Energy	2.900%	3/1/27	1,658	1,606
	Eversource Energy	4.600%	7/1/27	1,100	1,101
	Eversource Energy	5.450%	3/1/28	1,670	1,707
	Exelon Corp.	3.400%	4/15/26	500	494
	Exelon Corp.	2.750%	3/15/27	1,404	1,359
	Exelon Corp.	5.150%	3/15/28	3,200	3,251
	Exelon Corp.	5.150%	3/15/29	940	957
	FirstEnergy Corp.	3.900%	7/15/27	615	605
[4]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	540	548
	FirstEnergy Transmission LLC	4.550%	1/15/30	610	602

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Power Co.	5.004%	2/23/27	550	557
	Georgia Power Co.	4.650%	5/16/28	3,990	4,016
[9]	Iberdrola International BV	1.450%	Perpetual	400	417
	ITC Holdings Corp.	3.250%	6/30/26	300	295
[4]	ITC Holdings Corp.	4.950%	9/22/27	765	770
	ITC Holdings Corp.	3.350%	11/15/27	886	858
[4]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	350	346
	National Fuel Gas Co.	5.500%	10/1/26	725	733
	National Fuel Gas Co.	5.500%	3/15/30	1,250	1,272
[9]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	400	440
	National Grid plc	5.602%	6/12/28	1,020	1,047
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	237	231
[11]	Network Finance Co. Pty Ltd.	2.579%	10/3/28	1,270	736
	Nevada Power Co.	6.250%	5/15/55	160	159
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	870	832
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	1,000	1,004
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/28	2,030	2,054
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/55	930	935
	NiSource Inc.	5.250%	3/30/28	1,330	1,353
	NiSource Inc.	5.200%	7/1/29	1,860	1,894
	NSTAR Electric Co.	3.200%	5/15/27	1,375	1,342
	OGE Energy Corp.	5.450%	5/15/29	500	512
[4]	Oncor Electric Delivery Co. LLC	4.500%	3/20/27	990	994
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	1,790	1,785
	Oncor Electric Delivery Co. LLC	4.650%	11/1/29	800	801
	Pacific Gas & Electric Co.	2.100%	8/1/27	586	549
	Pacific Gas & Electric Co.	5.550%	5/15/29	3,090	3,131
	PacifiCorp	5.100%	2/15/29	537	546
[4]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	260	242
	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	1,001	983
	PG&E Recovery Funding LLC	5.045%	7/15/34	701	705
	Public Service Electric & Gas Co.	2.450%	1/15/30	450	410
	Public Service Enterprise Group Inc.	5.850%	11/15/27	2,440	2,520
	Public Service Enterprise Group Inc.	5.875%	10/15/28	2,740	2,850
	Public Service Enterprise Group Inc.	5.200%	4/1/29	1,400	1,426
	Public Service Enterprise Group Inc.	4.900%	3/15/30	1,250	1,256
[4]	Rayburn Country Securitization LLC	2.307%	12/1/32	227	213
	Sempra	6.625%	4/1/55	650	635
	Southern California Edison Co.	4.400%	9/6/26	1,650	1,642
	Southern California Edison Co.	4.875%	2/1/27	1,920	1,928
	Southern California Edison Co.	5.300%	3/1/28	760	769
	Southern California Edison Co.	5.650%	10/1/28	830	850
	Southern California Gas Co.	2.950%	4/15/27	825	801
	Southern Co.	3.250%	7/1/26	350	345
	Southern Co.	5.113%	8/1/27	2,425	2,452
	Southern Co.	1.750%	3/15/28	30	28
	Southern Co.	4.850%	6/15/28	2,060	2,083
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	150	148
	Southwestern Electric Power Co.	4.100%	9/15/28	640	629
	Tampa Electric Co.	4.900%	3/1/29	1,170	1,181
	Union Electric Co.	2.950%	6/15/27	535	520
	Union Electric Co.	2.950%	3/15/30	570	527
[11]	Victoria Power Networks Finance Pty Ltd.	2.132%	4/21/28	600	348
	Virginia Electric & Power Co.	2.950%	11/15/26	1,630	1,594
	Virginia Electric & Power Co.	3.500%	3/15/27	1,370	1,348
	Virginia Electric & Power Co.	3.750%	5/15/27	800	789
	Virginia Electric & Power Co.	3.800%	4/1/28	540	530
[4]	Vistra Operations Co. LLC	5.500%	9/1/26	220	220
[4]	Vistra Operations Co. LLC	5.050%	12/30/26	390	392
	WEC Energy Group Inc.	5.150%	10/1/27	1,045	1,059
	WEC Energy Group Inc.	1.375%	10/15/27	810	749
	WEC Energy Group Inc.	4.750%	1/15/28	1,680	1,689
	Xcel Energy Inc.	3.350%	12/1/26	735	720
	Xcel Energy Inc.	1.750%	3/15/27	1,175	1,113
	Xcel Energy Inc.	4.000%	6/15/28	1,320	1,294
	Xcel Energy Inc.	2.600%	12/1/29	200	182
[4]	XPLR Infrastructure Operating Partners LP	3.875%	10/15/26	155	149
[4]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/27	75	70
[4]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/31	15	15

Short-Term Investment-Grade Portfolio
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[12]	Yorkshire Water Finance plc	1.750%	11/26/26	400	487
					139,076
Total Corporate Bonds (Cost $1,941,778)					1,951,910
Floating Rate Loan Interests (0.3%)
[6]	Alpha Generation LLC Term Loan B, TSFR1M + 2.750%	7.075%	9/30/31	70	70
[6,15]	Alterra Mountain Co.	—%	5/31/30	35	35
[6]	Alterra Mountain Co. Term Loan B-7, TSFR1M + 3.000%	7.325%	5/31/30	75	75
[6]	American Airlines Inc. Term Loan, TSFR1M + 2.250%	6.543%	4/20/28	186	183
[6]	Asurion LLC Term Loan B-11, TSFR1M + 4.250%	8.675%	8/19/28	74	73
[6]	Athenahealth Group Inc. Term Loan B, TSFR1M + 3.000%	7.325%	2/15/29	105	104
[6]	Bausch & Lomb Corp. Term Loan, TSFR1M + 3.250%	7.672%	5/10/27	212	211
[6,15]	Bausch Health Companies Inc.	—%	9/25/30	215	207
[6]	Belron Finance 2019 LLC Term Loan B, TSFR3M + 2.750%	7.052%	10/16/31	229	228
[6]	Champ Acquisition Corp. Term Loan B, TSFR3M + 4.500%	8.799%	11/25/31	15	15
[6]	Chemours Co. Term Loan B, TSFR1M + 3.000%	7.325%	8/18/28	162	162
[6]	Clarios Global LP Term Loan B, TSFR1M + 2.500%	6.825%	5/6/30	90	88
[6]	Clarios Global LP Term Loan B, TSFR1M + 2.750%	7.075%	1/28/32	210	207
[6,15]	Clydesdale Acquisition Holdings Inc.	—%	3/26/32	177	176
[6,15]	Cotiviti Corporation	—%	3/29/32	105	103
[6]	Endo Luxembourg Finance Co. I Sarl Term Loan, TSFR1M + 4.000%	8.325%	4/23/31	353	349
[6]	Frontier Communications Corp. Term Loan B, TSFR3M + 2.500%	6.792%	7/1/31	30	30
[6]	Glatfelter Corp. Term Loan B, TSFR3M + 4.250%	8.563%	11/4/31	115	114
[6]	Grant Thornton Advisors LLC Term Loan B, TSFR1M + 2.750%	7.075%	6/2/31	151	150
[6]	Hanesbrands Inc. Term Loan B, TSFR1M + 2.750%	7.075%	3/7/32	45	45
[6]	HUB International Ltd. Term Loan B, TSFR3M + 2.500%	6.787%	6/20/30	46	45
[6]	LifePoint Health Inc. Term Loan B-1, TSFR3M + 3.500%	7.817%	5/19/31	149	144
[6]	McAfee LLC Term Loan B, TSFR1M + 3.000%	7.323%	3/1/29	109	103
[6]	Medline Borrower LP Term Loan B, TSFR1M + 2.250%	6.575%	10/23/28	106	106
[6]	NCR Atleos LLC Term Loan B, TSFR3M + 3.750%	8.053%	4/16/29	21	21
[6]	Pactiv Evergreen Group Holdings Inc. Term Loan B-4, TSFR1M + 2.500%	6.825%	9/24/28	33	33
[6]	Raven Acquisition Holdings LLC Term Loan B, TSFR1M + 3.250%	7.575%	11/19/31	51	51
[6]	Rocket Software Inc. Term Loan B, TSFR1M + 4.250%	8.575%	11/28/28	15	15
[6]	Sedgwick Claims Management Services Inc. Term Loan B, TSFR3M + 3.000%	7.313%	7/31/31	284	282
[6]	Setanta Aircraft Leasing DAC Term Loan B, TSFR3M + 1.750%	6.049%	11/5/28	543	545
[6]	Star Parent Inc. Term Loan B, TSFR3M + 4.000%	8.299%	9/27/30	104	99
[6,15]	TK Elevator US Newco Inc.	—%	4/30/30	60	60
[6]	TransDigm Inc. Term Loan K, TSFR3M + 2.750%	7.049%	3/22/30	74	74
[6]	Truist Insurance Holdings LLC Term Loan, TSFR3M + 4.750%	9.049%	5/6/32	84	85
[6]	UFC Holdings LLC Term Loan B, TSFR3M + 2.250%	6.580%	11/21/31	40	40
[6]	UKG Inc. Term Loan B, TSFR3M + 3.000%	7.300%	2/10/31	212	212
[6]	Western Digital Corp. Term Loan A-2, TSFR1M + 1.500%	5.927%	1/7/27	2,953	2,909
Total Floating Rate Loan Interests (Cost $7,478)					7,449
Sovereign Bonds (2.8%)
[9]	Arab Republic of Egypt	4.750%	4/16/26	153	162
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	230	225
	Corp. Andina de Fomento	4.750%	4/1/26	704	706
[4]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	50	46
	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	1,000	930
[9]	Crelan SA	5.750%	1/26/28	1,000	1,156
[9]	Crelan SA	6.000%	2/28/30	300	353
	Dominican Republic	6.000%	7/19/28	209	210
	Dominican Republic	5.500%	2/22/29	504	496
	Fondo MIVIVIENDA SA	4.625%	4/12/27	258	256
	Kingdom of Morocco	2.375%	12/15/27	905	839
[4]	Kingdom of Saudi Arabia	5.125%	1/13/28	4,280	4,332
	Kingdom of Saudi Arabia	5.125%	1/13/28	2,304	2,333
[4]	Kingdom of Saudi Arabia	4.750%	1/16/30	2,332	2,330
[4]	Korea Electric Power Corp.	5.375%	7/31/26	1,480	1,497
[4]	Korea National Oil Corp.	4.125%	9/30/27	1,291	1,282
[4]	KSA Sukuk Ltd.	5.250%	6/4/27	6,003	6,088
	KSA Sukuk Ltd.	5.250%	6/4/27	700	710
[16]	Magyar Export-Import Bank Zrt	6.125%	12/4/27	600	611
[9,16]	MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	541	581
[16]	MFB Magyar Fejlesztesi Bank Zrt	6.500%	6/29/28	413	426
[4]	Perusahaan Penerbit SBSN Indonesia III	5.000%	5/25/30	1,008	1,011
[9]	Republic of Chile	0.100%	1/26/27	120	123
	Republic of Chile	2.750%	1/31/27	1,000	967

Short-Term Investment-Grade Portfolio
			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
		Republic of Chile	3.240%	2/6/28	230	222
		Republic of Colombia	3.875%	4/25/27	1,596	1,548
		Republic of Colombia	3.000%	1/30/30	1,329	1,131
		Republic of Colombia	3.125%	4/15/31	1,958	1,588
		Republic of Guatemala	4.875%	2/13/28	200	196
		Republic of Hungary	6.125%	5/22/28	1,439	1,478
		Republic of Indonesia	3.500%	1/11/28	200	194
[9]		Republic of Korea	0.010%	10/15/26	257	267
		Republic of Paraguay	5.000%	4/15/26	203	203
		Republic of Paraguay	4.700%	3/27/27	438	434
		Republic of Peru	2.392%	1/23/26	308	302
		Republic of Peru	2.844%	6/20/30	1,325	1,191
		Republic of Peru	2.783%	1/23/31	3,648	3,209
		Republic of Poland	4.875%	2/12/30	2,551	2,574
		Republic of Poland	5.750%	11/16/32	165	173
[9]		Republic of Serbia	1.000%	9/23/28	200	194
[9]		Republic of Serbia	1.500%	6/26/29	405	390
		Republic of Serbia	2.125%	12/1/30	208	171
		Republic of South Africa	4.300%	10/12/28	2,671	2,517
		Republic of South Africa	4.850%	9/30/29	2,149	2,022
		Republic of South Africa	5.875%	6/22/30	1,035	1,005
		Republic of Uzbekistan	7.850%	10/12/28	1,005	1,049
[4,9]		Republic of Uzbekistan	5.100%	2/25/29	625	672
		Sharjah Sukuk Program Ltd.	3.854%	4/3/26	769	760
[9]		State of Israel	1.500%	1/16/29	88	89
		State of Israel	5.375%	3/12/29	455	458
		State of Israel	2.500%	1/15/30	200	177
		State of Israel	5.375%	2/19/30	1,740	1,752
		Sultanate of Oman	4.750%	6/15/26	2,375	2,364
		United Mexican States	4.500%	4/22/29	232	225
		United Mexican States	5.000%	5/7/29	4,649	4,603
		United Mexican States	3.250%	4/16/30	757	684
		United Mexican States	6.000%	5/13/30	4,381	4,472
		United Mexican States	2.659%	5/24/31	1,739	1,467
		United Mexican States	4.875%	5/19/33	200	184
Total Sovereign Bonds (Cost $67,208)						67,635
Taxable Municipal Bonds (0.1%)
[17]		New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	425	448
		New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	115	112
		State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	815	768
Total Taxable Municipal Bonds (Cost $1,360)						1,328
					Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[18]		Vanguard Market Liquidity Fund (Cost $2,815)	4.342%		28,154	2,815
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
	5-Year CDX-NA-IG-S43-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	4/16/25	0.525%	50,080	105
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.750% Annually	GSI	6/26/25	3.750%	862	15
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.750% Annually	GSI	6/26/25	3.750%	12,438	213
	5-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	6/26/25	4.300%	862	3

Short-Term Investment-Grade Portfolio
	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
5-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.300% Annually	GSI	6/26/25	4.300%	12,438	41
Total Options Purchased (Cost $225)					377
Total Investments (99.0%) (Cost $2,389,173)					2,401,030
Other Assets and Liabilities—Net (1.0%)					24,380
Net Assets (100%)					2,425,410
Cost is in $000.
1	Securities with a value of $1,106 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $439 have been segregated as initial margin for open centrally cleared swap contracts.
3	Securities with a value of $1,090 have been segregated as initial margin for open futures contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate value was $248,855, representing 10.3% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of March 31, 2025.
9	Face amount denominated in euro.
10	Guaranteed by the Republic of Azerbaijan.
11	Face amount denominated in Australian dollars.
12	Face amount denominated in British pounds.
13	Security value determined using significant unobservable inputs.
14	Non-income-producing security—security in default.
15	Represents an unsettled loan as of March 31, 2025. The coupon rate is not known until the settlement date.
16	Guaranteed by the Republic of Hungary.
17	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
EURIBOR—Euro Interbank Offered Rate.
GSI—Goldman Sachs International.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.

Other Financial Instruments as of Period End
Floating Rate Loan Commitments
	Total Unfunded Commitment ($000)	Fair Value Commitment ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Clydesdale Acquisition Holdings Inc.	3	3	—	—
Grant Thornton Advisors LLC	2	2	—	—
Raven Acquisition Holdings LLC	4	4	—	—
			—	—

Short-Term Investment-Grade Portfolio

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Put Swaptions
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.000% Annually	GSI	6/26/25	4.000%	862	(8)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.000% Annually	GSI	6/26/25	4.000%	12,438	(105)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.050% Annually	GSI	6/26/25	4.050%	862	(6)
5-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.050% Annually	GSI	6/26/25	4.050%	12,438	(91)
Total Options Written (Premiums Received $123)					(210)
GSI—Goldman Sachs International.
SOFR—Secured Overnight Financing Rate.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2025	272	56,351	63
5-Year U.S. Treasury Note	June 2025	189	20,442	(23)
10-Year U.S. Treasury Note	June 2025	211	23,467	95
				135

Short Futures Contracts
10-Year Japanese Government Bond	June 2025	(4)	(3,691)	(12)
AUD 3-Year Treasury Bond	June 2025	(38)	(2,529)	(6)
Euro-Bobl	June 2025	(124)	(15,793)	80
Euro-Schatz	June 2025	(86)	(9,946)	5
Long Gilt	June 2025	(13)	(1,540)	12
Long U.S. Treasury Bond	June 2025	(2)	(235)	(2)
Ultra 10-Year U.S. Treasury Note	June 2025	(1)	(114)	(1)
				76
				211

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	4/2/25	AUD	13,769	USD	8,676	—	(72)
JPMorgan Chase Bank, N.A.	4/15/25	EUR	32,209	USD	34,799	56	—
Toronto-Dominion Bank	4/15/25	EUR	919	USD	994	—	—
Toronto-Dominion Bank	4/15/25	EUR	631	USD	686	—	(3)
State Street Bank & Trust Co.	6/18/25	EUR	371	USD	407	—	(4)
Canadian Imperial Bank of Commerce	4/15/25	EUR	267	USD	290	—	(1)
State Street Bank & Trust Co.	4/2/25	GBP	7,511	USD	9,729	—	(27)
State Street Bank & Trust Co.	6/18/25	GBP	—	USD	1	—	—
Royal Bank of Canada	4/2/25	USD	8,703	AUD	13,769	99	—
Toronto-Dominion Bank	6/18/25	USD	8,682	AUD	13,769	72	—
State Street Bank & Trust Co.	6/18/25	USD	921	AUD	1,446	17	—
Royal Bank of Canada	4/15/25	USD	34,556	EUR	32,839	—	(980)
JPMorgan Chase Bank, N.A.	6/18/25	USD	34,927	EUR	32,209	—	(55)
Toronto-Dominion Bank	4/15/25	USD	642	EUR	594	—	—

Short-Term Investment-Grade Portfolio
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Bank of Montreal	4/15/25	USD	300	EUR	275	2	—
BNP Paribas	4/15/25	USD	187	EUR	171	2	—
Bank of America, N.A.	4/15/25	USD	159	EUR	148	—	—
UBS AG	6/18/25	USD	87	EUR	80	—	—
State Street Bank & Trust Co.	6/18/25	USD	9,729	GBP	7,511	27	—
BNP Paribas	4/2/25	USD	8,426	GBP	6,639	—	(150)
Bank of America, N.A.	4/2/25	USD	873	GBP	677	—	(2)
State Street Bank & Trust Co.	6/18/25	USD	389	GBP	301	—	—
State Street Bank & Trust Co.	4/2/25	USD	253	GBP	195	—	—
Toronto-Dominion Bank	6/18/25	USD	246	GBP	190	—	—
State Street Bank & Trust Co.	6/18/25	USD	127	JPY	18,687	1	—
						276	(1,294)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
iTraxx Europe-S43-V1	6/21/30	EUR	2,100	1.000	41	(5)
Credit Protection Purchased
CDX-NA-IG-S43-V1	12/21/29	USD	21,110	(1.000)	(402)	23
					(361)	18
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	100	1.000	1	—	1	—
American Express Co./A2	12/23/25	GSI	100	1.000	1	1	—	—
American International Group Inc./Baa2	12/23/25	GSI	100	1.000	1	—	1	—
Boeing Co./Baa2	12/23/25	GSI	100	1.000	1	—	1	—
Chubb INA Holdings LLC/A2	12/23/25	GSI	100	1.000	1	1	—	—
Comcast Corp./A3	12/23/25	GSI	100	1.000	1	1	—	—
CVS Health Corp./Baa2	12/23/25	GSI	100	1.000	—	—	—	—
Dominion Energy Inc./Baa2	12/23/25	GSI	100	1.000	—	—	—	—
Dow Chemical Co./Baa1	12/23/25	GSI	100	1.000	1	—	1	—
Enbridge Inc./Baa2	12/23/25	GSI	100	1.000	—	—	—	—
General Electric Co./Baa1	12/23/25	GSI	100	1.000	1	—	1	—
General Motors Co./Baa3	12/23/25	GSI	100	1.000	1	—	1	—
International Business Machines Corp./A3	12/23/25	GSI	100	1.000	1	1	—	—
Kroger Co./Baa1	12/23/25	GSI	100	1.000	—	—	—	—
Lincoln National Corp./Baa2	12/23/25	GSI	100	1.000	—	—	—	—
Lowe's Cos. Inc./Baa1	12/23/25	GSI	100	1.000	1	1	—	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	100	1.000	1	—	1	—

Short-Term Investment-Grade Portfolio
Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Marsh & McLennan Cos. Inc./A3	12/23/25	GSI	100	1.000	1	1	—	—
Metlife Inc./A3	12/23/25	GSI	100	1.000	—	—	—	—
Mondelez International Inc./Baa1	12/23/25	GSI	100	1.000	—	—	—	—
Prudential Financial Inc./A3	12/23/25	GSI	100	1.000	—	—	—	—
Republic Of Chile/A2	6/21/30	JPMC	110	1.000	2	2	—	—
Republic of Indonesia/Baa2	6/21/30	JPMC	1,780	1.000	4	7	—	(3)
Simon Property Group LP/A3	12/23/25	GSI	100	1.000	1	—	1	—
UnitedHealth Group Inc./A3	12/23/25	GSI	100	1.000	1	1	—	—
Verizon Communications Inc./Baa1	12/23/25	GSI	100	1.000	—	—	—	—
					21	16	8	(3)
1 Periodic premium received/paid quarterly.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/11/25	N/A	47,000	4.132[1]	(4.387)[2]	(43)	(43)
12/11/26	N/A	24,000	4.387[3]	(3.931)[4]	(17)	(17)
6/17/27	6/17/25[5]	1,821,249[6]	0.000[7]	(0.938)[4]	(5)	(5)
1/21/28	N/A	20,000	4.106[4]	(4.355)[3]	213	221
3/29/29	3/29/27[5]	27,200	3.707[4]	(0.000)[3]	61	61
1/22/30	N/A	12,500	4.355[3]	(4.103)[4]	(229)	(236)
					(20)	(19)
1	Interest payment received/paid at maturity.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
3	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4	Interest payment received/paid annually.
5	Forward interest rate swap. In a forward interest rate swap, the portfolio and the counterparty agree to make periodic net payments beginning on a specified future effective date.
6	Notional amount denominated in Japanese yen.
7	Based on Tokyo Overnight Interbank Average Rate (TONA) as of the most recent reset date. Interest payment received/paid annually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The portfolio forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the portfolio is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the portfolio receives a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the

Short-Term Investment-Grade Portfolio
portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.	Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
E.	Swaptions: The portfolio invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The portfolio enters into swaptions to adjust the portfolio’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The portfolio may purchase a swaption from a counterparty whereby the portfolio has the right to enter into a swap in which the portfolio will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The portfolio may also sell a swaption to a counterparty whereby the portfolio grants the counterparty the right to enter into a swap in which the portfolio will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the portfolio in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
F.	Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.	Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio

Short-Term Investment-Grade Portfolio
has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
H.	Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into interest rate swap transactions to adjust the portfolio’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The portfolio enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
I.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Short-Term Investment-Grade Portfolio
The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	254,839	—	254,839
Asset-Backed/Commercial Mortgage-Backed Securities	—	114,677	—	114,677
Corporate Bonds	—	1,951,910	—	1,951,910
Floating Rate Loan Interests	—	7,449	—	7,449
Sovereign Bonds	—	67,635	—	67,635
Taxable Municipal Bonds	—	1,328	—	1,328
Temporary Cash Investments	2,815	—	—	2,815
Options Purchased	—	377	—	377
Total	2,815	2,398,215	—	2,401,030
Other Financial Instruments
Assets
Floating Rate Loan Commitments	—	—	—	—
Liabilities
Floating Rate Loan Commitments	—	—	—	—
Derivative Financial Instruments
Assets
Futures Contracts[1]	255	—	—	255
Forward Currency Contracts	—	276	—	276
Swap Contracts	305	8	—	313
Total	560	284	—	844
Liabilities
Options Written	—	(210)	—	(210)
Futures Contracts[1]	(44)	—	—	(44)
Forward Currency Contracts	—	(1,294)	—	(1,294)
Swap Contracts	(306)	(3)	—	(309)
Total	(350)	(1,507)	—	(1,857)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.